                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number           811-04624
                                  ----------------------------------------------

             State Street Research Equity Trust
        ------------------------------------------------------------------------
             (Exact name of registrant as specified in charter)

             One Financial Center, Boston, MA 02111
        ------------------------------------------------------------------------
             (Address of principal executive offices)    (Zip code)

             Richard S. Davis, President and Chief Executive Officer
             State Street Research
             One Financial Center, Boston, MA 02111
        ------------------------------------------------------------------------
             (Name and address of agent for service)

Registrant's telephone number, including area code: 617-357-1200
                                                   ------------------
Date of fiscal year end:  06/30/05
                        -----------------
Date of reporting period:  07/01/04 - 12/31/04
                         ----------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

ITEM 1: REPORT TO SHAREHOLDERS
        The Semi-annual Report is attached.

                                                                          [LOGO]
                                                           STATE STREET RESEARCH
Global Resources Fund

December 31, 2004

                                               Semiannual Report to Shareholders

---------------------------
          PERFORMANCE
--------------------------- Discussion as of December 31, 2004

How State Street Research Global Resources Fund Performed

State Street Research Global Resources Fund (Class A shares, without sales charge) returned 25.80% for the six-month period ended December 31, 2004. That was higher than the Lipper Natural Resources Funds Index, which was 17.86% over the same period. The fund also outpaced the S&P 500 Index, which returned 7.19% for the period.

Performance
-------------------------------------------------------------------------------
Fund average annual total return as of 12/31/04
(does not reflect sales charge)

               1 Year        5 Years       10 Years
Class A        47.62%        34.74%        19.26%
Class B(1)     46.67%        33.85%        18.41%
Class B        46.59%        33.89%        18.43%
Class C        46.63%        33.86%        18.41%
Class R        47.20%        34.63%        19.22%
Class S        48.03%        35.29%        19.66%

Fund average annual total return as of 12/31/04

(at maximum applicable sales charge)

               1 Year        5 Years       10 Years
Class A        39.13%        33.15%        18.56%
Class B(1)     41.67%        33.73%        18.41%
Class B        41.59%        33.76%        18.43%
Class C        45.63%        33.86%        18.41%
Class R        47.20%        34.63%        19.22%
Class S        48.03%        35.29%        19.66%

Keep in mind that the performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted herein. For the most recent month-end performance results, please call 1-877-773-8637. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Average annual total return without sales charges does not reflect the maximum applicable sales charges. If applicable sales charges were reduced, performance results would be lower.

Average annual total return at maximum applicable sales charge reflect a maximum 5.75% Class A share front-end sales charge, or 5% Class B(1) or Class B Shares or 1% Class C shares contingent deferred sales charge, where applicable.

Performance for Class B(1) shares reflects Class B share performance through December 31, 1998, and Class B(1) thereafter. Performance for Class R shares reflects Class A share performance through April 2, 2003 and Class R performance thereafter. If the returns for Class B(1) and Class R shares had reflected their current service/distribution (Rule 12b-1) fees for the entire period, returns would have been lower. Class R and Class S shares, offered without sales charge, are available through certain retirement plans and special programs.

The Lipper Natural Resources Funds Index is an equally weighted index of typically the 30 largest mutual funds within its respective investment objective. The S&P 500 Index (officially the "Standard & Poor's 500 Composite Stock Price Index") is an index of 500 U.S. stocks. The indexes are unmanaged and do not take transaction charges into consideration. It is not possible to invest directly in an index.

Reasons for the Fund's Performance

During the period, lower reserve levels, increased energy demand and risks of supply disruption put upward pricing pressure on energy-related commodities including natural gas, coal and crude oil. Hurricane activity in the Gulf of Mexico caused oil and natural gas prices to soar towards the end of the third quarter. However, prices receded in the last two months of the year as inventory levels began to build, owing to a warmer-than-normal start to the winter. In contrast, coal prices climbed throughout the year as higher steel production led to increased demand for metallurgical coal.

In this environment, energy stocks outperformed the overall market. Within the portfolio, favorable positioning contributed to strong absolute and relative returns. Coal producers Massey Energy, Peabody Energy and Consol Energy, among the fund's largest holdings, drove portfolio returns substantially higher during the year. However, the fund's exposure to contract drillers and precious metals did not keep pace with the broader portfolio, and detracted from relative returns.

At the end of the period, the fund was overweight in coal- and oil-related stocks. We have eliminated our exposure to oil refiners and tanker stocks, given less favorable prospects for these areas. We believe that refiners are likely to be hurt by a less attractive light-heavy crude differential as Saudi Arabia begins to produce more light crude. Meanwhile, gasoline inventories are now above normal, indicating profits from gasoline production will diminish in 2005. Tanker stocks performed well as shipping rates rose, but the market has become overbought as investors are too exuberant regarding these stocks.

A Word about Risk

The major risks of stock investing include sudden and unpredictable drops in value and periods of lackluster performance. Because the fund invests in natural resources and smaller companies, an investment in the fund may involve greater-than-average risk and above-average price fluctuations. Natural resources stocks and small-company stocks are especially volatile sectors of the stock market. Investments in foreign securities pose additional risks not associated with domestic securities, such as changes in exchange rates, and different government regulations, economic conditions and accounting standards.

Summary Portfolio Schedule
-------------------------------------------------------------------------------

Industries                 % of Fund Net Assets
Exploration & Production    38.6%
-------------------------- -----
Mining                      17.5%
-------------------------- -----
Oil Service                 14.6%
-------------------------- -----
Miscellaneous               12.8%
-------------------------- -----
Contract Drilling           11.0%
-------------------------- -----
Utility                      1.4%
-------------------------- -----
Refining                     0.9%
-------------------------- -----
Net Cash                     3.2%
-------------------------- -----
Total                      100.0%

Because financial markets and mutual fund strategies are constantly evolving, it is possible that the fund's holdings, market stance, outlook for various industries or securities and other matters discussed in this report have changed since this information was prepared. Portfolio changes should not be considered recommendations for action by individual investors.

About Your Fund Expenses
As a fund shareholder, you incur two types of costs: (1) Transaction costs, which include sales charges, and (2) ongoing expenses, which include management fess, service/distribution fees (12b-1) and "other" expenses. The examples below illustrate the ongoing cost in dollars of investing in the fund and allow you to compare these costs with the expenses of other funds. The examples are based on a $1,000 investment at the beginning of the period and held for the entire period from June 30, 2004 to December 31, 2004.

Actual Fund Return is based on the fund's actual return and expenses. To estimate the ongoing expenses you paid during the entire period shown simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number shown for your fund under the column "Expenses Paid During the Period".

Hypothetical 5% Return is based on the fund's actual expense ratio and an assumed rate of 5% per year before expenses. Please note that the return used is not the fund's actual return; therefore, this information may not be used to estimate your actual ending balance and expenses paid during the period. To compare your fund's ongoing expenses with those of other funds, simply compare this 5% hypothetical example with the fund's ongoing expenses with those of other funds, simply compare this 5% hypothetical example with the 5% hypothetical examples shown in the shareholder reports of other funds.

                            Beginning       Ending          Expenses
                             Account       Account            Paid         Annualized
 Six months ended             Value         Value            During          Expense
 12/31/04                    6/30/04       12/31/04          Period*          Ratio
---------------------------------------------------------------------------------------
 Actual Fund Return
Class A                    $1,000        $ 1,257.96        $    7.17       1.27%
---------------------------------------------------------------------------------------
Class B(1)                 $1,000        $ 1,253.79        $   11.10       1.97%
---------------------------------------------------------------------------------------
Class B                    $1,000        $ 1,253.26        $   11.10       1.97%
---------------------------------------------------------------------------------------
Class C                    $1,000        $ 1,253.63        $   11.10       1.97%
---------------------------------------------------------------------------------------
 Class R                    $1,000        $ 1,256.31        $    8.29       1.47%
---------------------------------------------------------------------------------------
 Class S                    $1,000        $ 1,259.89        $    5.48       0.97%
---------------------------------------------------------------------------------------
 Hypothetical 5% Return
---------------------------------------------------------------------------------------
 Class A                    $1,000        $ 1,018.65        $    6.41       1.27%
---------------------------------------------------------------------------------------
 Class B(1)                 $1,000        $ 1,015.15        $    9.92       1.97%
---------------------------------------------------------------------------------------
 Class B                    $1,000        $ 1,015.15        $    9.92       1.97%
---------------------------------------------------------------------------------------
 Class C                    $1,000        $ 1,015.15        $    9.92       1.97%
---------------------------------------------------------------------------------------
 Class R                    $1,000        $ 1,017.65        $    7.41       1.47%
---------------------------------------------------------------------------------------
 Class S                    $1,000        $ 1,020.15        $    4.90       0.97%

 * Expenses are equal to the fund's annualized expense ratio multiplies by the average account value over the period, multiplied by the number of days in the period and then divided by the number of days in the year.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transactional expenses such as sales charges, which would result in higher total expenses. It should also be note that, for certain funds, expenses have been subsidized or reduced through expense offset arrangements, which reduces costs for shareholders. Generally, the fund expects that the expense subsidy or expense offset arrangement will continue although there is no guarantee that it will. Please see the fund's prospectus for more information.

                                     State Street Research Global Resources Fund
                                                                              3

------------
PORTFOLIO
------------- Holdings

December 31, 2004 (unaudited)

Issuer                                              Shares           Value
-----------------------------------------------------------   -------------------
Equity Securities 96.8%
Contract Drilling 11.0%
Diamond Offshore Drilling Inc.^ ............     333,400      $ 13,352,670
Drillers Technology Corp.* .................     200,000           216,108
Grey Wolf Inc.*^ ...........................     471,900         2,486,913
Nabors Industries Ltd* .....................     346,500        17,771,985
Noble Corp.* ...............................      90,700         4,511,418
Pacific Rodera Energy Inc. .................     181,500           267,023
Patterson-UTI Energy Inc. ..................   1,272,408        24,748,336
Rowan Companies Inc.* ......................     266,500         6,902,350
Transocean Inc. ............................     420,800        17,837,712
                                                              ------------
                                                                88,094,515
                                                              ------------
Exploration & Production 38.6%
Accrete Energy Inc.* .......................      13,690            44,833
Argo Energy Ltd.* ..........................     435,500         1,082,325
Atlas America Inc.*^ .......................      51,600         1,844,700
Blizzard Energy Inc. (acquired 5/18/04,
 cost $217,795)*++ .........................     242,700           524,495
Bow Valley Energy Ltd.* ....................     634,600         1,007,469
Brigham Exploration Co.*^ ..................      81,900           737,100
C1 Energy Ltd.* ............................     647,099           941,255
CanArgo Energy Corp.^ ......................   5,024,200         5,476,378
Chamaelo Energy Inc.* ......................      38,400           185,122
Chamaelo Energy Inc. (acquired 6/18/04,
 cost $653,394)*++ .........................     222,500         1,072,646
Cinch Energy Corp. (acquired 6/7/04,
 cost $838,541)*++ .........................     601,320           369,859
Cinch Energy Corp Wts. (acquired 6/7/04,
 cost $0)++ ................................     751,650            12,495
Clayton Williams Energy Inc.* ..............     321,130         7,353,877
Clear Energy Inc.* .........................      10,966            49,220
Comstock Resources Inc.* ...................     120,300         2,652,615
Consol Energy Inc. .........................     614,600        25,229,330
Consol Energy Inc. (acquired 9/18/03,
 cost $9,053,840)*++ .......................     617,000        25,290,830
Crew Energy Inc.* ..........................     703,315         4,881,290
Crew Energy Inc. (acquired 5/12/04,
 cost $737,366)*++ .........................     191,300         1,327,700
Cyries Energy Inc.* ........................      69,096           447,392
Delphi Energy Corp. ........................     497,600         1,522,042
Denbury Resources Inc.* ....................     273,800         7,515,810
Endev Energy Inc.* .........................   1,538,300         1,393,689
Esprit Energy Trust ........................     733,525         7,499,258
Exploration Co.*^ ..........................     282,200         1,780,682
Fairborne Energy Ltd.* .....................     317,020         3,175,207
Galleon Energy Inc.* .......................     626,700         5,651,812
Kick Energy Corp. ..........................     212,700           883,966
Lightning Energy Ltd.* .....................     663,000         2,386,161
Longview Energy Co. (acquired 8/13/04,
 cost $1,281,000)*++@ ......................      85,400         1,281,000
Masters Energy Inc.* .......................      27,741            59,951

Issuer                                              Shares           Value
--------------------------------------------------------------------------------
Matador Resources Co. (acquired
 10/14/03, cost $978,460)*++ ...............      97,846       $ 1,320,921
Meridian Energy Corp. (acquired 1/20/04,
 cost $795,560)*++@ ........................     468,500         1,635,525
Midnight Oil Exploration Ltd. ..............     550,300         1,555,166
Mustang Resources Inc.* ....................     246,400         1,658,914
Mustang Resources Inc. (acquired
 2/6/04, cost $420,752)*++ .................     124,200           836,190
Newfield Exploration Co.*^ .................     521,962        30,821,856
Niko Resources Ltd. ........................     207,500         8,704,617
Niko Resources Ltd. (acquired 4/2/04,
 cost $1,023,750)*++ .......................      39,000         1,636,048
Oilexco Inc. *^ ............................   1,023,800         2,620,983
Oilexco Inc. (acquired 12/10/03,
 cost $394,480)*++ .........................     475,100         1,216,281
Oilexco Inc. Wts. (acquired 12/10/03,
 cost $0)*++ ...............................     118,775           177,703
Paramount Resources Ltd.* ..................     408,900         9,142,557
Penn Virginia Corp. ........................     560,000        22,719,200
Penn West Petroleum Ltd. ...................     642,800        42,342,199
Petrofalcon Corp.* .........................     635,600         1,722,264
Petrohawk Energy Corp.*^ ...................      96,700           827,752
Pioneer Natural Resources Co. ..............     379,200        13,309,920
Plains Exploration & Production Co.* .......   1,137,505        29,575,130
Prospect Energy Corp.* .....................      12,000           144,000
Proex Energy Ltd.* .........................      69,096           488,169
Prospex Res Ltd. ...........................     942,820         2,586,074
Purcell Energy Ltd. (acquired 7/23/03,
 cost $1,272,623)*++ .......................     735,620         1,767,053
Purcell Energy Ltd. Wts. (acquired 7/23/03,
 cost $0)*++@ ..............................     735,620           281,261
Real Resources Inc.* .......................     200,000         1,968,249
Remington Oil & Gas Corp.* .................     100,000         2,725,000
Republic Resources Inc.* ...................      28,750             1,725
Tempest Energy Corp.* ......................     277,100         1,529,336
Thunder Energy Inc.* .......................     730,132         4,551,567
Treasure Islands Royalty Trust* ............     507,439           355,207
True Energy Inc.* ..........................     327,400           990,554
Tullow Oil plc .............................   1,244,198         3,635,134
Venture Production .........................     514,729         2,307,574
West Energy Ltd. ...........................       2,735            13,002
                                                              ------------
                                                               308,847,640
                                                              ------------
Mining 17.5%
AXMIN Inc.* ................................   1,952,600         1,103,622
Arch Coal Inc.^ ............................     856,300        30,432,902
Bema Gold Corp.* ...........................     250,000           765,000
Coeur d'Alene Mines Corp.* .................     500,000         1,965,000
Canico Resource Corp.* .....................     450,000         5,423,489
Crystallex International Corp.*^ ...........   2,100,000         7,539,000
Crystallex International Corp. (acquired
 3/18/04, cost $1,503,200)*++ ..............     500,000         1,770,426
Fording Canadian Coal Trust^ ...............     128,300         9,898,345
Gateway Gold Corp. .........................      98,200           134,677
Gold Reserve Inc.* .........................   1,000,000         4,470,000
Mag Silver Corp.* ..........................     990,700           848,160
Mena Resources Inc.* .......................      20,000            11,969
Minefinders Ltd ............................      29,600           203,056
Nevsun Resources Ltd.* .....................   1,054,800         1,928,817
Nevsun Resources Ltd. (acquired 12/9/03,
 cost $2,603,750)*++ .......................     500,000           922,617
Nevsun Resources Lts Wts. (acquired
 12/9/03, cost $0)*++ ......................     250,000             2,078
North Atlantice Resources Ltd.* ............     125,700           143,138

 The notes are an integral part of the financial statements.
4

Issuer                                               Shares         Value
--------------------------------------------------------------------------------
Mining (continued)
Novagold Resources Inc.* ..................       691,418        5,358,490
Peabody Energy Corp. ......................       641,000       51,863,310
Radius Gold Inc.* .........................       569,700          689,337
Randgold Resources Limited ................       200,000        2,280,000
Romarco Minerals Inc.* ....................       223,000           40,778
Southwestern Resources Corp.* .............       566,900        5,842,873
St Jude Resources Ltd.* ...................     1,096,400        1,558,344
Stratagold Corp. ..........................       909,400          513,999
Sunridge Gold Corp.* ......................       870,700          564,497
Valucap Investments Inc.* .................        21,705            2,255
Virginia Gold Mines Inc.* .................       823,100        2,627,133
X-Cal Resources Ltd.* .....................     1,755,500          773,348
                                                                ----------
                                                               139,676,660
                                                               -----------
Miscellaneous 12.8%
Baytex Energy Trust^ ......................     1,312,748       13,933,831
Cross Timbers Royalty Trust^ ..............         2,490           99,301
Massey Energy Co.^ ........................     1,148,400       40,136,580
NGP Capital Resource Co. ..................        64,500          991,365
PetroKazakhstan Inc. ......................       146,200      $ 5,424,020
Pride International Inc.* .................       200,000        4,108,000
Quest Captital Corp.* .....................        61,000           83,659
Railpower Technologies Corp.* .............       360,600        1,867,291
Royal Nedlloyd NV .........................       250,000       11,293,244
Stolt Nielsen S A* ........................       170,000        4,862,892
Stolt Nielsen S AADR (acquired 2/18/04
 through 9/9/04, cost $9,786,849)*++ ......       676,100       19,295,894
                                                               -----------
                                                               102,096,077
                                                               -----------
Oil Service 14.6%
BJ Services Co.^ ..........................       478,600       22,274,044
Compton Petroleum Corp.* ..................     1,067,000        9,622,600
Expro International Group .................       486,130        3,343,551
Global Industries Ltd.*^ ..................       189,496        1,570,922
Halliburton Co.^ ..........................       390,000       15,303,600
Hanover Compressor Co.*^ ..................       250,000        3,532,500
Key Energy Group Inc.* ....................       221,500        2,613,700
Maverick Tube Corp.*^ .....................       545,300       16,522,590
McDermott International Inc.*^ ............       336,600        6,179,976
NewPark Resources Inc.^ ...................       500,000        2,575,000
NS Group Inc.* ............................       150,000        4,170,000
Pioneer Drilling Co.* .....................       110,300        1,116,236
Precision Drilling Corp.* .................       156,000        9,796,800
Technicoil Corp. (acquired 6/15/04, cost
$548,935)*++ ..............................       753,100        1,865,379
Universal Compression Holdings Inc.* ......        35,200        1,228,832
Weatherford International Ltd.* ...........       301,100       15,446,430
                                                               -----------
                                                               117,162,160
                                                               -----------
Refining 0.9%
KFX Inc.*^ ................................       393,400        5,712,168
Westport Innovations Inc.* ................       959,500        1,363,764
Westport Innovations Inc. Wts. ............        92,850                0
                                                               -----------
                                                                 7,075,932
                                                               -----------
Utility 1.4%
Western Gas Resources Inc. ................       384,200       11,237,850
                                                               -----------
Total Equity Securities (Cost $507,520,687) ................   774,190,834
                                                               -----------
Short-Term Investments 15.1%
State Street Navigator Securities Lending
  Prime Portfolio .........................   120,845,943      120,845,943
                                                               -----------
Total Short-Term Investments (Cost $120,845,943)               120,845,943
                                                               -----------

                                   Maturity      Principal
Issuer                               Date          Amount           Value
--------------------------------------------------------------------------------
Commercial Paper 3.3%
Caterpillar Financial
  Services NV, 2.24% .........   2/01/2005     $7,005,000      $  6,991,488
UBS Finance Inc., 2.20%          1/03/2005     13,013,000        13,011,410
UBS Finance Inc., 2.37%          1/05/2005      6,238,000         6,236,357
                                                               ------------
Total Commerical Paper (Cost $26,239,255) ..................     26,239,255
                                                               ------------

                                                        % of
                                                      Net Assets
--------------------------------------------------------------------------------
Summary of Portfolio Assets
Investments (Cost $654,605,885) .................       115.2%      921,276,032
Cash and Other Assets, Less Liabilities .........       (15.2%)    (121,622,866)
                                                        -----      ------------
Net Assets ......................................       100.0%     $799,653,166
                                                        =====      ============

KEY TO SYMBOLS

*   Denotes a security which has not paid a dividend during the last year.

^ All or a portion of this security is being held on loan. As of December 31, 2004, the value of securities loaned was $118,822,469.

++ Security restricted as to public resale. As of December 31, 2004, the fund had 7.8% of net assets in restricted securities.

ADR Stands for American Depositary Receipt, representing ownership of foreign securities.

@ Security valued under consistently applied procedures established by the Trustees.

Federal Income Tax Information
At December 31, 2004, the net unrealized
appreciation of investments based on cost for
federal income tax purposes of $654,837,085
was as follows:
Aggregate gross unrealized appreciation for all
investments in which there is an excess of value
over tax cost                                          $279,911,574
Aggregate gross unrealized appreciation for all
investments in which there is an excess of tax cost
over value                                              (13,472,627)
                                                       ------------
                                                       $266,438,947
                                                       ============

The notes are an integral part of the financial statements.State Street Research
Global Resources Fund                                                          5

---------
FINANCIAL
---------- Statements

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
December 31, 2004 (unaudited)

Assets
Investments, at value (cost $654,605,885) (Note 1) ...........   $921,276,032
Cash .........................................................         37,042
Receivable for securities sold ...............................      3,332,866
Receivable for fund shares sold ..............................      1,934,189
Dividends receivable .........................................        607,962
Other Assets .................................................        103,113
                                                                 ------------
                                                                  927,291,204
                                                                 ------------
Liabilities
Payable for collateral received on securities loaned .........    120,845,943
Payable for fund shares redeemed .............................      4,906,128
Payable for securities purchased .............................        650,362
Accrued management fee .......................................        515,650
Accrued distribution and service fees ........................        358,987
Accrued transfer agent and shareholder services ..............        168,511
Payable for foreign tax witheld ..............................         72,876
Accrued administration fee ...................................          8,962
Accrued trustees' fees .......................................            637
Other accrued expenses .......................................        109,982
                                                                 ------------
                                                                  127,638,038
                                                                 ------------
Net Assets ...................................................   $799,653,166
                                                                 ============
Net Assets consist of:
Unrealized appreciation of investments .......................   $266,670,147
Unrealized appreciation of foreign currency ..................          4,910
Accumulated net realized gain ................................     39,965,971
Paid-in capital ..............................................    493,012,138
                                                                 ------------
                                                                 $799,653,166
                                                                 ============

                   Net Asset Value (NAV) of Each Share Class

Except where noted, the NAV is the offering and the redemption price for each class.

  Class       Net Assets      [divided by]     Number of Shares  =     NAV
  A        $507,464,963                      10,597,728             $ 47.88*
  B(1)     $ 81,415,725                       1,851,596             $ 43.97**
  B        $ 39,561,072                         896,612             $ 44.12**
  C        $143,436,911                       3,265,446             $ 43.93**
  R        $  2,202,808                          46,103             $ 47.78
  S        $ 25,571,687                         510,865             $ 50.06

*   Maximum offering price per share = $50.80 ($47.88 [divided by] 0.9425)

** When you sell Class B(1), Class B or Class C shares, you receive the net asset value minus deferred sales charges, if any.

Statement of Operations
--------------------------------------------------------------------------------
For the six months ended December 31, 2004 (unaudited)

Investment Income
Dividends, net of foreign taxes of $274,567 (Note 1) ..........    $  2,904,364
Securities lending income .....................................         122,076
Interest (Note 1) .............................................          79,185
                                                                   ------------
                                                                      3,105,625
                                                                   ------------
Expenses
Management fee (Note 2) .......................................       2,707,215
Distribution and service fees - Class A (Note 4) ..............         669,686
Distribution and service fees - Class B(1) (Note 4) ...........         373,948
Distribution and service fees - Class B (Note 4) ..............         198,507
Distribution and service fees - Class C (Note 4) ..............         669,700
Distribution and service fees - Class R (Note 4) ..............           6,498
Transfer agent and shareholder services (Note 2) ..............         465,000
Custodian fee .................................................         120,900
Reports to shareholders .......................................          57,640
Administration fee (Note 2) ...................................          55,425
Registration fees .............................................          31,488
Legal fees ....................................................          18,940
Trustees' fees (Note 2) .......................................          17,800
Audit fee .....................................................           8,468
Miscellaneous .................................................          19,840
                                                                   ------------
                                                                      5,421,055
                                                                   ------------
Net investment loss ...........................................      (2,315,430)
                                                                   ------------
Realized and Unrealized Gain on Investments
Net increase from payment by affiliate (Note 2) ...............          12,570
Net realized gain on investments (Notes 1 and 3) ..............      70,176,484
Net realized gain on foreign currency (Note 1) ................         118,817
                                                                   ------------
  Total net realized gain .....................................      70,307,871
                                                                   ------------
Change in unrealized appreciation of investments ..............      93,282,018
Change in unrealized appreciation of foreign currency .........           4,474
                                                                   ------------
  Total change in unrealized appreciation .....................      93,286,492
                                                                   ------------
Net gain on investments .......................................     163,594,363
                                                                   ------------
Net increase in net assets resulting from operations ..........    $161,278,933
                                                                   ============

The notes are an integral part of the financial statements.

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                       Six months ended       Year ended
                                      December 31, 2004        June 30,
                                         (unaudited)             2004
                                     -------------------   ---------------
                    Increase (Decrease) In Net Assets
Operations:
Net investment income (loss) .....   $ (2,315,430)          $  1,224,536
Net increase from payment
  by affiliate ...................         12,570                274,458
Net realized gain on
  investments and foreign
  currency .......................     70,295,301             49,398,915
Change in unrealized
  appreciation of investments
  and foreign currency ...........     93,286,492            113,653,804
                                     ------------           ------------
Net increase resulting from
  operations .....................    161,278,933            164,551,713
                                     ------------           ------------
Dividends from net investment
  income:
  Class A ........................     (3,470,053)            (3,390,181)
  Class B(1) .....................       (448,858)              (681,846)
  Class B ........................       (256,856)              (458,627)
  Class C ........................       (740,335)              (992,836)
  Class R ........................         (8,920)                (8,249)
  Class S ........................       (181,199)              (239,164)
                                     ------------           ------------
                                       (5,106,221)            (5,770,903)
                                     ------------           ------------
Distribution from capital gains:
  Class A ........................    (15,713,079)                    --
  Class B(1) .....................     (2,773,442)                    --
  Class B ........................     (1,348,109)                    --
  Class C ........................     (4,875,287)                    --
  Class R ........................        (60,845)                    --
  Class S ........................       (820,327)                    --
                                     ------------           ------------
                                      (25,591,089)                    --
                                     ------------           ------------
Net increase from fund share
  transactions (Note 6) ..........     13,312,483            284,528,279
                                     ------------           ------------
Total increase in net assets .....    143,894,106            443,309,089
Net Assets
Beginning of period ..............    655,759,060            212,449,971
                                     ------------           ------------
End of period (including
  undistributed net investment
  income of $0 and
  $3,393,979, respectively) ......   $799,653,166           $655,759,060
                                     ============           ============

Notes to unaudited Financial Statements
--------------------------------------------------------------------------------
December 31, 2004

Note 1
State Street Research Global Resources Fund is a series of State Street Research Equity Trust (the "Trust"), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The investment objective of the fund is to provide long-term growth of capital. Under normal market conditions, the fund invests at least 80% of its net assets in securities of energy and natural resources companies and companies in associated businesses, as well as utilities.

The fund offers six classes of shares. Class A shares are subject to an initial sales charge of up to 5.75% and pay annual service and distribution fees equal to 0.30% of average daily net assets. Class B(1) and Class B shares pay annual service and distribution fees of 1.00% and automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B(1) and Class B shares are subject to a contingent deferred sales charge on certain redemptions made within six years and five years of purchase, respectively. Class B shares are offered only to current shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of State Street Research funds. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual service and distribution fees of 1.00%. Class R shares are offered to retirement plans participating in certain platforms sponsored by broker-dealers, which may involve multiple fund families. Class R shares pay annual service and distribution fees of 0.50%. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an investment management subsidiary of MetLife, Inc. ("MetLife"), and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any service or distribution fees. The fund's expenses are borne prorata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the plans of distribution, related specifically to that class. Income, expenses (other than service and distribution fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the fund in preparing its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America.

A. Investment Valuation
Values for listed equity securities reflect final sales on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("Nasdaq") system are valued at closing prices supplied through such system. If not quoted on the Nasdaq system, such securities are valued at prices obtained from independent brokers. In the absence of recorded sales, valuations are at the mean of the closing bid and asked quotations. Short-term securities maturing within sixty days are valued at amortized cost. Other securities, if any, are valued at their fair value as determined in good faith under consistently applied procedures established by and under the supervision of the Trustees. In the event that the market quotations for a portfolio instrument are not deemed to be readily available, the Adviser's Valuation Committee determines the fair value for such portfolio instrument. The fair value of any such portfolio instruments are determined based upon a consideration of all available facts and information. The fair valuation of a restricted portfolio instrument reflects the inherent worth of the portfolio instrument, without regard to the restrictive feature, adjusted for any diminution in value resulting from the restrictive feature. The Adviser and the custodian also monitor domestic and foreign markets and news information for any developing events that may have an impact on the valuation of portfolio instruments. Such monitoring includes general market news

The notes are an integral part of the financial statements.State Street Research
Global Resources Fund                                                          7

--------------------------------------------------------------------------------
and financial market information sources currently utilized in making investment decisions, trading and investment personnel located abroad, foreign regional brokers, and/or foreign custodians. The value assigned to these securities is based upon available information at the time, and does not necessarily represent the amount which might ultimately be realized upon sale.

B. Security Transactions
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered.

C. Net Investment Income
Net investment income is determined daily and consists of interest and dividends accrued and discount earned, less the estimated daily expenses of the fund. Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date. The fund is charged for expenses directly attributable to it, while indirect expenses are allocated to the fund in the Trust.

D. Dividends
Dividends from net investment income are declared and paid or reinvested annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. The difference is primarily due to wash sale deferrals and investment in passive foreign investment companies.

E. Federal Income Taxes
No provision for federal income taxes is necessary because the fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

At June 30, 2004, the fund had a capital loss carryforward of $4,422,538 available, to the extent provided in regulations, to offset future capital gains, if any, all of which expires on June 30, 2011.

F. Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

G. Securities Lending
The fund may seek additional income by lending portfolio securities to qualified institutions. The fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the fund will bear the loss. At December 31, 2004, the value of the securities loaned and the value of collateral were $118,822,469 and $120,845,943, (consisting entirely of cash collateral invested in State Street Navigator Securities Lending Prime Portfolio respectively. The collateral was marked to market the next business day and made equal to at least 100% of the current market value of the loaned securities and accrued interest. During the six months ended December 31, 2004, income from securities lending amounted to $122,076.

Note 2
The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.75% of the fund's net assets. In consideration of these fees, the Adviser furnishes the fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended December 31, 2004, the fees pursuant to such agreement amounted to $2,707,215.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), provides certain shareholder services to the fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the fund. In addition, MetLife receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, such as employee benefit plans, through or under which shares of the fund may be purchased. Total shareholder service costs are allocated to each fund in the same ratios as the transfer agent costs. During the six months ended December 31, 2004, the amount of such expenses allocated to the fund was $112,894.

The fees of the Trustees not currently affiliated with the Adviser amounted to $17,800 during the six months ended December 31, 2004.

The fund has agreed to pay the Adviser for certain administrative costs incurred in providing other assistance and services to the fund. The fee was based on a fixed amount that has been allocated equally among the State Street Research funds. During the six months ended December 31, 2004, the amount of such expenses was $55,425.

During the six months ended December 31, 2004, the Adviser conducted an internal review regarding the use of fund brokerage commissions in consideration of the distribution of shares. In connection with this review, the Adviser determined to reimburse the fund the entire amount of any identified brokerage commissions, and reviewed this matter with the Board of Trustees of the fund. The reimbursement was allocated among the fund's share classes as follows: $7,779 to Class A; $1,312 to Class B(1); $658 to Class B; $2,330 to Class C; $51 to Class R and $440 to Class S. These amounts are shown in the total amount of $12,570 as "Net increase from payment by affiliate" on the Statement of Operations.

Note 3
For the six months ended December 31, 2004, purchases and sales of securities, exclusive of short-term obligations, aggregated $140,828,269, and $162,451,032, respectively.

Note 4
The Trust has adopted plans of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plans, the fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B(1), Class B, Class C and Class R shares. In addition, the fund pays annual distribution fees of 0.05% of average daily net assets for Class A shares. The fund pays annual distribution fees of 0.75% of average daily net assets for Class B(1), Class B and Class C shares. The fund pays annual distribution fees of 0.25% of average daily net assets for Class R shares. The Distributor uses such payments for personal services and/or the maintenance of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended December 31, 2004, fees pursuant to such plans amounted to $669,686, $373,948, $198,507, $669,700 and $6,498 for Class A, Class B(1), Class B, Class C and Class R shares, respectively. For Class A, Class B and Class C shares, the payments are intended to reimburse the distributor for expenditures incurred under the plan, and any unused payments are returnable to the fund. As of December 31, 2004, there were $3,726,534, $452,361, and $2,083,654 for Class A,
Class B and Class C, respectively, of unreimbursed distribution and shareholder servicing related expenses to be carried forward to future plan years. For Class B(1) and Class R shares, the payments compensate the distributor for services and expenditures incurred under the plan, and none of the payments are returnable to the fund.

The fund has been informed that the Distributor and MetLife Securities, Inc., a wholly-owned subsidiary of MetLife, earned initial sales charges aggregating $637,379 and $853,123, respectively, on sales of Class A shares of the fund during the six months ended December 31, 2004, and that MetLife Securities, Inc. earned commissions aggregating $573,054 and $142,704 on sales of Class B(1) and Class C shares, and the Distributor collected contingent deferred sales charges aggregating $76,269, $28 and $32,609 on redemptions of Class B(1), Class B and Class C shares, respectively, during the same period.

Note 5
Effective as of the close of business on January 28, 2005 (the "Reorganization Date"), BlackRock Global Resources Portfolio (the "BlackRock Fund") acquired all of the assets and certain stated liabilities of the fund. The acquisition was accomplished by a tax-free exchange of 10,780,681, 1,831,450, 837,566, 3,254,401, 50,252 and 496,483 Class A, B(1), B, C, R and S shares, respectively, of the fund for 10,780,681, 1,831,450, 837,566, 3,254,401,
50,252, and 496,483 Class A, B, A, C, A and Institutional shares, respectively, of the BlackRock Fund outstanding on the Reorganization Date. The fund's net assets of that date valued $825,347,266, including net unrealized appreciation of investment of $282,266,425, were combined with those of the BlackRock Fund. All shares were exchanged at net asset value.

Note 6
The Trustees have the authority to issue an unlimited number of shares of beneficial interest at $0.001 par value per share. At December 31, 2004, the Adviser owned 4,737 Class R shares of the fund.

These transactions break down by share class as follows:

                                                Six months ended
                                        December 31, 2004                                Year ended
                                        (unaudited)                                    June 30, 2004
                                        --------------------------------------------------------------------
Class A                                   Shares          Amount         Shares         Amount
------------------------------------------------------------------------------------------------------------
Shares sold                              2,380,990  $  104,719,035    10,159,785   $ 335,056,656
Issued upon reinvestment of:
 Dividends from net investment income       66,184       3,156,981        93,274       3,071,491
 Distribution from capital gains           303,250      14,465,024            --              --
Shares redeemed                         (2,414,475)   (101,043,867)   (4,020,537)   (124,484,686)
                                        ----------  -------------- -------------  --------------
Net increase                               335,949  $   21,297,173     6,232,522   $ 213,643,461
                                        ==========  ============== =============  ==============

Class B(1)                                Shares         Amount         Shares         Amount
------------------------------------------------------------------------------------------------------------
Shares sold                                213,421   $   8,567,249       896,835   $  26,709,892
Issued upon reinvestment of:
 Dividends from net investment income        8,951        392,195         19,360        590,047
 Distribution from capital gains            54,944      2,403,326
Shares redeemed                           (252,450)   (10,362,306)      (336,078)   (10,133,803)
                                        ----------   -------------    ----------   -------------
Net increase                                24,866   $  1,000,464        580,117   $ 17,166,136
                                        ==========   =============    ==========   =============

Class B                                   Shares         Amount         Shares         Amount
------------------------------------------------------------------------------------------------------------
Shares sold                                 28,116   $   1,165,058        60,381   $   1,742,917
Issued upon reinvestment of:
 Dividends from net investment income        4,838        212,734         13,845         423,980
 Distribution from capital gains            25,542      1,123,101             --              --
Shares redeemed                           (210,904)    (8,643,750)      (311,269)     (9,238,270)
                                        ----------   -------------    ----------   -------------
Net decrease                              (152,408)  $ (6,142,857)      (237,043)  $  (7,071,373)
                                        ==========   =============    ==========   =============

Class C                                   Shares         Amount         Shares          Amount
------------------------------------------------------------------------------------------------------------
Shares sold                                367,394   $  15,093,836     2,236,902   $  68,602,549
Issued upon reinvestment of:
 Dividends from net investment income       14,728        644,676         29,496         898,161
 Distribution from capital gains            99,965      4,375,456             --              --
Shares redeemed                           (563,362)   (23,155,494)      (493,976)    (14,602,129)
                                        ----------   -------------    ----------   -------------
Net increase (decrease)                    (81,275)  $ (3,041,526)     1,772,422   $  54,898,581
                                         ==========   =============   ==========   =============

Class R                                   Shares         Amount         Shares         Amount
------------------------------------------------------------------------------------------------------------
Shares sold                                 25,573   $   1,145,490        87,334   $   3,003,989
Issued upon reinvestment of:
 Dividends from net investment income          116          5,532            161           5,301
 Distribution from capital gains               792         37,729             --              --
Shares redeemed                            (36,900)    (1,711,821)       (35,714)     (1,217,635)
                                        ----------   -------------    ----------   -------------
Net increase (decrease)                    (10,419)  $   (523,070)        51,781   $   1,791,655
                                        ==========   =============    ==========   =============

Class S                                   Shares         Amount         Shares         Amount
------------------------------------------------------------------------------------------------------------
Shares sold                                 94,735   $   4,101,552       271,772   $   9,113,747
Issued upon reinvestment of:
 Dividends from net investment income        3,120        155,571          6,925         237,341
 Distribution from capital gains            14,706        733,242             --              --
Shares redeemed                            (87,630)    (4,268,066)      (170,538)     (5,251,269)
                                        ----------   -------------    ----------   -------------
Net increase                                24,931   $    722,299        108,159   $   4,099,819
                                        ==========   =============    ==========   =============

------------------------------------------------------------------------------------------------------------

The notes are an integral part of the financial statements.State Street Research
Global Resources Fund                                                          9

---------
FINANCIAL
----------Highlights

For a share outstanding throughout each period:

                                                                               Class A
                                                                  ---------------------------------
                                                                                        Years ended
                                                                    Six months ended      June 30
                                                                   December 31, 2004  --------------
                                                                   (unaudited)(a)(b)    2004(a)(f)
                                                                  ------------------- -------------
Net asset value, beginning of period ($)                                 39.58              25.81
                                                                         -----              -----
  Net investment income (loss) ($)                                       (0.09)              0.21
  Net realized and unrealized gain on investments ($)                    10.28              14.15
                                                                         -----              -----
Total from investment operations ($)                                     10.19              14.36
                                                                         -----              -----
  Dividend from net investment income ($)                                (0.34)             (0.59)
  Distributions from capital gains ($)                                   (1.55)               --
                                                                         -----             ------
Total distribution ($)                                                   (1.89)             (0.59)
                                                                         -----             ------
Net asset value, end of period ($)                                       47.88              39.58
                                                                         =====             ======
Total return (%)(b)                                                      25.80(c)           56.06
Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                              507,465            406,209
Expense ratio (%)                                                         1.27(d)            1.34
Expense ratio after expense reductions (%)                                1.27(d)            1.34
Ratio of net investment income (loss) to average net assets (%)          (0.41)(d)           0.64
Portfolio turnover rate (%)                                              19.82              26.90

                                                                                        Class A
                                                                  ----------------------------------------------------
                                                                                  Years ended June 30
                                                                  ----------------------------------------------------
                                                                     2003(a)    2002(a)(g)    2001(a)(g)    2000(a)(g)
                                                                  ----------- ------------- ------------- ------------
Net asset value, beginning of period ($)                               22.74       21.50         16.79         12.15
                                                                       -----       -----         -----         -----
  Net investment income (loss) ($)                                     (0.10)      (0.15)        (0.22)        (0.17)
  Net realized and unrealized gain on investments ($)                   3.17        1.39          4.93          4.81
                                                                      ------      ------        ------        ------
Total from investment operations ($)                                    3.07        1.24          4.71          4.64
                                                                      ------      ------        ------        ------
  Dividend from net investment income ($)                                 --          --            --            --
  Distributions from capital gains ($)                                    --          --            --            --
                                                                      ------      ------        ------        ------
Total distribution ($)                                                    --          --            --            --
                                                                      ------      ------        ------        ------
Net asset value, end of period ($)                                     25.81       22.74         21.50         16.79
                                                                      ======      ======        ======        ======
Total return (%)(b)                                                    13.50        5.77         28.05         38.19
Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                            103,987      89,883        81,880        70,152
Expense ratio (%)                                                       1.61        1.74          1.63          1.74
Expense ratio after expense reductions (%)                              1.60        1.73          1.61          1.72
Ratio of net investment income (loss) to average net assets (%)        (0.47)      (0.73)        (1.11)        (1.34)
Portfolio turnover rate (%)                                            32.56       37.57         37.97         47.49

                                                             Class B(1)
                                ------------------------------------------------

                                                           Six months ended
                                                          December 31, 2004
                                                          (unaudited)(a)(b)
                                                         -------------------
                                                                36.52
Net asset value, beginning of period ($)                 -------------------
  Net investment loss ($)                                   (0.22)
  Net realized and unrealized gain on investments ($)        9.47
                                                          -------
Total from investment operations ($)                         9.25
                                                          -------
  Dividend from net investment income ($)                   (0.25)
  Distributions from capital gains ($)                      (1.55)
                                                          -------
Total distribution ($)                                      (1.80)
                                                          -------
Net asset value, end of period ($)                          43.97
                                                          =======
Total return (%)(b)                                         25.38(c)
Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                 81,416
Expense ratio (%)                                           1.97 (d)
Expense ratio after expense reductions (%)                  1.97 (d)
Ratio of net investment loss to average net assets (%)     (1.11) (d)
Portfolio turnover rate (%)                                19.82

                                                                                  Years ended June 30
                                                         ---------------------------------------------------------------------
                                                           2004(a)(f)    2003(a)     2002(a)(g)     2001(a)(g)     2000(a)(g)
                                                         ------------- ---------- -------------- -------------- -------------
                                                             23.89        21.20        20.16          15.85         11.56
Net asset value, beginning of period ($)                 ------------- ---------- -------------- -------------- -------------
  Net investment loss ($)                                   (0.06)        (0.23)     (0.27)         (0.33)           (0.26)
  Net realized and unrealized gain on investments ($)       13.14          2.92       1.31           4.64             4.55
                                                           ------        ------     ------         ------           ------
Total from investment operations ($)                        13.08          2.69       1.04           4.31             4.29
                                                           ------        ------     ------         ------           ------
  Dividend from net investment income ($)                   (0.45)           --         --             --               --
  Distributions from capital gains ($)                        --             --         --             --               --
                                                           ------        ------     ------         ------           ------
Total distribution ($)                                      (0.45)           --         --             --               --
                                                           ------        ------     ------         ------           ------
Net asset value, end of period ($)                          36.52         23.89      21.20          20.16            15.85
                                                           ======        ======     ======         ======           ======
Total return (%)(b)                                         55.07         12.69       5.16          27.19            37.11
Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                 66,704         29,782     25,626         19,237            8,608
Expense ratio (%)                                            2.04          2.31       2.44           2.33             2.48
Expense ratio after expense reductions (%)                   2.04          2.30       2.43           2.31             2.46
Ratio of net investment loss to average net assets (%)     (0.20)         (1.17)     (1.41)         (1.78)           (2.12)
Portfolio turnover rate (%)                                 26.90         32.56      37.57          37.97            47.49

                                                       Class B
                               ------------------------------------------------

                                                           Six months ended
                                                          December 31, 2004
                                                          (unaudited)(a)(h)
                                                         -------------------
                                                                36.69
Net asset value, beginning of period ($)                 -------------------
  Net investment loss ($)                                       (0.23)
  Net realized and unrealized gain on investments ($)            9.51
                                                              -------
Total from investment operations ($)                             9.28
                                                              -------
  Dividend from net investment income ($)                       (0.30)
  Distributions from capital gains ($)                          (1.55)
                                                              -------
Total distribution ($)                                          (1.85)
                                                              -------
Net asset value, end of period ($)                              44.12
                                                              =======
Total return (%)(b)                                           25.33(c)
Ratios/Supplemental Data
--------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                      39,561
Expense ratio (%)                                                1.97(d)
Expense ratio after expense reductions (%)                       1.97(d)
Ratio of net investment loss to average net assets (%)          (1.11)(d)
Portfolio turnover rate (%)                                     19.82

                                                                                  Years ended June 30
                                                         ---------------------------------------------------------------------
                                                           2004(a)(f)    2003(a)     2002(a)(g)     2001(a)(g)     2000(a)(g)
                                                         ------------- ---------- -------------- -------------- -------------
                                                             23.96        21.26        20.19          15.87         11.58
Net asset value, beginning of period ($)                 ------------- ---------- -------------- -------------- -------------
  Net investment loss ($)                                   (0.09)        (0.23)     (0.28)         (0.34)         (0.26)
  Net realized and unrealized gain on investments ($)       13.21          2.93       1.35           4.66           4.55
                                                           ------        ------     ------         ------         ------
Total from investment operations ($)                        13.12          2.70       1.07           4.32           4.29
                                                           ------        ------     ------         ------         ------
  Dividend from net investment income ($)                   (0.39)           --         --             --             --
  Distributions from capital gains ($)                         --            --         --             --             --
                                                           ------        ------     ------         ------         ------
Total distribution ($)                                      (0.39)           --         --             --             --
                                                           ------        ------     ------         ------         ------
Net asset value, end of period ($)                          36.69         23.96      21.26          20.19          15.87
                                                           ======        ======     ======         ======         ======
Total return (%)(b)                                         55.03         12.70       5.30          27.22          37.05
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                  38,483        30,814     36,240         44,106         48,352
Expense ratio (%)                                            2.04          2.31       2.44           2.33           2.48
Expense ratio after expense reductions (%)                   2.04          2.30       2.43           2.31           2.46
Ratio of net investment loss to average net assets (%)      (0.32)        (1.20)     (1.45)         (1.87)         (2.10)
Portfolio turnover rate (%)                                 26.90         32.56      37.57          37.97          47.49

                                             Class C
                               ------------------------------------------------

                                                           Six months ended
                                                          December 31, 2004
                                                          (unaudited)(a)(h)
                                                         -------------------
                                                                36.48
Net asset value, beginning of period ($)                 -------------------
  Net investment loss ($)                                    (0.22)
  Net realized and unrealized gain on investments ($)         9.46
                                                             -------
Total from investment operations ($)                          9.24
                                                             -------
  Dividend from net investment income ($)                    (0.24)
  Distributions from capital gains ($)                       (1.55)
                                                             -------
Total distribution ($)                                       (1.79)
                                                             -------
Net asset value, end of period ($)                           43.93
                                                             =======
Total return (%)(b)                                          25.36(c)
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                  143,437
Expense ratio (%)                                             1.97(d)
Expense ratio after expense reductions (%)                    1.97(d)
Ratio of net investment loss to average net assets (%)       (1.11)(d)
Portfolio turnover rate (%)                                  19.82

                                                                                  Years ended June 30
                                                         ---------------------------------------------------------------------
                                                           2004(a)(f)    2003(a)     2002(a)(g)     2001(a)(g)     2000(a)(g)
                                                         ------------- ---------- -------------- -------------- -------------
                                                             23.88        21.18        20.14          15.84         11.54
Net asset value, beginning of period ($)                 ------------- ---------- -------------- -------------- -------------
  Net investment loss ($)                                    (0.03)       (0.23)     (0.28)         (0.34)         (0.25)
  Net realized and unrealized gain on investments ($)        13.10         2.93       1.32           4.64           4.55
                                                            ------       ------     ------         ------         ------
Total from investment operations ($)                         13.07         2.70       1.04           4.30           4.30
                                                            ------       ------     ------         ------         ------
  Dividend from net investment income ($)                    (0.47)          --         --             --             --
  Distributions from capital gains ($)                         --           --         --             --             --
                                                            ------       ------     ------         ------         ------
Total distribution ($)                                       (0.47)          --         --             --             --
                                                            ------       ------     ------         ------         ------
Net asset value, end of period ($)                           36.48        23.88      21.18          20.14          15.84
                                                            ======       ======     ======         ======         ======
Total return (%)(b)                                          55.05        12.75       5.16          27.15          37.26
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                  122,088       37,601     31,853         30,214         23,313
Expense ratio (%)                                             2.04         2.31       2.44           2.33           2.48
Expense ratio after expense reductions (%)                    2.04         2.30       2.43           2.31           2.46
Ratio of net investment loss to average net assets (%)       (0.10)       (1.18)     (1.43)         (1.83)         (2.06)
Portfolio turnover rate (%)                                  26.90        32.56      37.57          37.97          47.49

                                                                                  Class R
                                                                            ------------------------
                                                                    Six months ended        Years ended June 30
                                                                   December 31, 2004  -------------------------------
                                                                   (unaudited)(a)(b)   2004(a)(f)      2003(a)(e)
                                                                  ------------------- ------------ ------------------
                                                                         39.46            25.80           21.11
Net asset value, beginning of period ($)                          ------------------- ------------ ------------------
  Net investment income (loss) ($)                                       (0.14)            0.25            (0.01)
  Net realized and unrealized gain on investments ($)                    10.24            14.01             4.70
                                                                         -----            -----           ------
Total from investment operations ($)                                     10.10            14.26             4.69
                                                                         -----            -----           ------
  Dividend from net investment income ($)                                (0.23)           (0.60)              --
  Distributions from capital gains ($)                                   (1.55)              --               --
                                                                         -----           ------           ------
Total distribution ($)                                                   (1.78)           (0.60)              --
                                                                         -----           ------           ------
Net asset value, end of period ($)                                       47.78            39.46            25.80
                                                                         =====           ======           ======
Total return (%)(b)                                                      25.63(c)         55.72           22.22(c)
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                                2,203            2,230              122
Expense ratio (%)                                                         1.47(d)          1.54             1.75(d)
Expense ratio after expense reductions (%)                                1.47(d)          1.54             1.74(d)
Ratio of net investment income (loss) to average net assets (%)          (0.62)(d)         0.69            (0.16)(d)
Portfolio turnover rate (%)                                              19.82            26.90            32.56

                                 State Street Research Global Resources Fund  11

                                                                       Class S
                                                 ----------------------------------------------

                                                                    Six months ended
                                                                   December 31, 2004
                                                                   (unaudited)(a)(b)
                                                                  -------------------
                                                                         41.25
Net asset value, beginning of period ($)                          -------------------
  Net investment income (loss) ($)                                       (0.02)
  Net realized and unrealized gain on investments ($)                    10.72
                                                                         ------
Total from investment operations ($)                                     10.70
                                                                        ------
  Dividend from net investment income ($)                                (0.34)
  Distributions from capital gains ($)                                   (1.55)
                                                                        ------
Total distribution ($)                                                   (1.89)
                                                                        ------
Net asset value, end of period ($)                                       50.06
                                                                        ======
Total return (%)(b)                                                      25.99(c)
Ratios/Supplemental Data
--------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                               25,572
Expense ratio (%)                                                         0.97(d)
Expense ratio after expense reductions (%)                                0.97(d)
Ratio of net investment income (loss) to average net assets (%)          (0.10)(d)
Portfolio turnover rate (%)                                              19.82

                                                                                    Years ended June 30
                                                                  -------------------------------------------------------
                                                                    2004(a)(f)    2003(a)     2002(a)(g)     2001(a)(g)
                                                                  -------------------------------------------------------
                                                                      26.85        23.51        22.13          17.21
Net asset value, beginning of period ($)                          -------------------------------------------------------
  Net investment income (loss) ($)                                    0.27         (0.04)        (0.09)         (0.18)
  Net realized and unrealized gain on investments ($)                14.78          3.38          1.47           5.10
                                                                     -----        ------        ------         ------
Total from investment operations ($)                                 15.05          3.34          1.38           4.92
                                                                     -----        ------        ------         ------
  Dividend from net investment income ($)                            (0.65)           --            --             --
  Distributions from capital gains ($)                                  --            --            --             --
                                                                    ------        ------        ------         ------
Total distribution ($)                                               (0.65)           --            --             --
                                                                    ------        ------        ------         ------
Net asset value, end of period ($)                                   41.25         26.85         23.51          22.13
                                                                    ======        ======        ======         ======
Total return (%)(b)                                                  56.49         14.21          6.24          28.59
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                           20,044        10,144         7,995          6,935
Expense ratio (%)                                                     1.04          1.31          1.44           1.33
Expense ratio after expense reductions (%)                            1.04          1.30          1.43           1.31
Ratio of net investment income (loss) to average net assets (%)       0.79         (0.20)        (0.42)         (0.89)
Portfolio turnover rate (%)                                          26.90         32.56         37.57          37.97

                                                                       2000(a)(g)
                                                                  -------------
                                                                      12.43
Net asset value, beginning of period ($)                          -------------
  Net investment income (loss) ($)                                    (0.15)
  Net realized and unrealized gain on investments ($)                  4.93
                                                                      ------
Total from investment operations ($)                                   4.78
                                                                      ------
  Dividend from net investment income ($)                                --
  Distributions from capital gains ($)                                   --
                                                                      ------
Total distribution ($)                                                   --
                                                                      ------
Net asset value, end of period ($)                                    17.21
                                                                      ======
Total return (%)(b)                                                   38.46
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                             8,599
Expense ratio (%)                                                      1.48
Expense ratio after expense reductions (%)                             1.46
Ratio of net investment income (loss) to average net assets (%)        (1.11)
Portfolio turnover rate (%)                                           47.49

(a) Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charges.
(c) Not annualized
(d) Annualized
(e) April 3, 2003 (commencement of share class) to June 30, 2003
(f) During the year ended June 30, 2004, the distributor made restitution payments to the fund as part of a settlement with NASD. These payments increased net realized and unrealized gain by $0.02 per share, and increased total return by 0.16%.
(g) Audited by other auditors
(h) During the six months ended December 31, 2004, the Adviser reimbursed the fund as part of an internal review regarding the use of fund brokerage commissions. The payment had no effect on net realized and unrealized gain on investments and total return.

-------------
    REPORT ON
------------- Special Meeting of Shareholders

A Special Meeting of Shareholders of the State Street Research Global Resources Fund, a series of State Street Research Equity Trust, was convened on December 27, 2004 and continued on January 24, 2005 ("Meeting"). The results of the Meeting are set forth below.

                                                                                          Votes (millions of shares)
                                                                                        -------------------------------
Action on Proposal                                                                         For      Against     Abstain
-------------------------------------------------------------------------------------------------------------------------
 For All Classes of Global Resources Fund
 To approve an Agreement and Plan of Reorganization providing for the acquisition of all of the assets and certain stated liabilities of the State Street
 Research Global Resources Fund, a series of State Street Research Equity Trust,
 by the BlackRock Global Resources Portfolio, a series of BlackRock Funds ...........   8.0        0.3         0.5

                                  State Street Research Global Resources Fund 13

                                                                 ---------------
                                                                    PRSRT STD
                                                                   U.S POSTAGE
                                                                      PAID
                                                                   PERMIT #6
                                                                   HUDSON, MA
[LOGO]                                                           ---------------
STATE STREET RESEARCH

One Financial Center
Boston MA, 02111-2690

    Investors should carefully consider the fund's investment objective, risks, charges and expenses before investing. The fund's prospectus contains more complete information on these and other matters.
    A prospectus for the fund is available through your financial profes-sional, or by calling toll-free 1-877-773-8637. Please read the prospectus carefully before investing.

This report must be accompanied by a current prospectus

"State Street Research Proxy Voting Policies and Procedures"-which describes how we vote proxies relating to portfolio securities--is available upon request free of charge, by calling 1-877-773-8637 or by accessing the U.S. Securities and Exchange Commission website at www.sec.gov

Member NASD, SIPC
(c)2005 State Street Research Investment Services, Inc.
One Financial Center
Boston, MA 02111-2690
www.ssrfunds.com
CONTROL NUMBER (exp0206)SSR LD

[LOGO] STATE STREET RESEARCH

[GRAPHIC]
Large-Cap Value Fund
December 31, 2004

                                               Semiannual Report to Shareholders

-------------
PERFORMANCE
-------------
         Discussion as of December 31, 2004

How State Street Research Large-Cap Value Fund Performed

State Street Research Large-Cap Value Fund (Class A shares, without sales charge) returned 8.37% for the six-month period ended December 31, 2004. That was less than the Russell 1000[RegTM] Value Index's return of 12.08% over the same period. The fund performed in line with the Lipper Large-Cap Value Funds Average, which was 8.42% for the period.

Performance
-------------------------------------------------------------------------------

Fund average annual total return as of 12/31/04
(does not reflect sales charge)

                 1 Year       5 Years       10 Years
  Class A        13.35%        6.31%         12.38%
------------------------------------------------------
  Class B(1)     12.50%        5.53%         11.55%
------------------------------------------------------
  Class B        14.11%        5.84%         11.72%
------------------------------------------------------
  Class C        12.59%        5.54%         11.57%
------------------------------------------------------
  Class S        13.66%        6.65%         12.69%
------------------------------------------------------

Fund average annual total return as of 12/31/04
(at maximum applicable sales charge)

                 1 Year      5 Years       10 Years
  Class A         6.83%       5.06%         11.71%
------------------------------------------------------
  Class B(1)      7.50%       5.21%         11.55%
------------------------------------------------------
  Class B         9.11%       5.52%         11.72%
------------------------------------------------------
  Class C        11.59%       5.54%         11.57%
------------------------------------------------------
  Class S        13.66%       6.65%         12.69%
------------------------------------------------------

Keep in mind that the performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted herein. For the most recent month-end performance results, visit our website at www.ssrfunds.com. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Average annual total return without sales charge does not reflect the maximum applicable sales charges. If the applicable sales charges were deducted, performance results would be lower.

Average annual total return at maximum applicable sales charge reflects a maximum 5.75% Class A share front-end sales charge, or 5% Class B(1) or B share or 1% Class C share contingent deferred sales charge, where applicable.

Performance for Class B(1) shares reflects Class B share performance through December 31, 1998, and Class B(1) performance thereafter. If the returns for Class B(1) shares had reflected their current service/distribution (Rule 12b-1) fees for the entire period, these returns would have been lower.

Class S shares, offered without sales charge, are available through certain employee benefit plans and special programs.

Performance results for the fund are increased by voluntary reduction of fund fees and expenses; without subsidization, performance would have been lower.

The Russell 1000 Value Index contains those stocks in the Russell 1000[RegTM] Index (a large-company index) that show below-average growth. The index is unmanaged and does not take transaction charges into consideration. It is not possible to invest directly in an index.

The Lipper Large-Cap Value Funds Average shows the performance of a category of mutual funds with similar goals. The Lipper average shows you how well the fund has done compared with competing funds.

Reasons for the Fund's Performance

Stock selection in the energy, health care and technology sectors aided the fund's return relative to its benchmark and peer group. However, the fund's investments in financial services, consumer discretionary and materials & processing exhibited relative weakness. Within health care, stock choices in drugs and pharmaceuticals were the most significant contributors to the fund's positive relative performance. The portfolio's energy holdings had strong positive gains, despite the fourth-quarter pullback in oil prices. Offshore drilling and oil well equipment and servicing firms drove returns. Transocean rose on strong profits and continued customer demand for its drilling rigs. Halliburton was another key contributor as investors reacted positively to the resolution of the asbestos settlement and ongoing restructuring.

On the negative side, financial services results were dragged down by our exposure to insurance firms. In the portfolio, insurance broker AON Corp. declined and was sold, given an unfavorable outlook. Disappointing results from radio and TV broadcasters and retailers also detracted from return comparisons in the consumer discretionary sector. DirecTV Group declined in October, as the firm faced lawsuits regarding the reorganization of its Latin American business. In retailing, price weakness in Gap Inc. offset gains in Toys "R" Us and Home Depot.

As a result of buy and sell decisions in the portfolio and price performance of portfolio holdings, the fund's exposure to financial services, materials & processing and energy stocks declined. The fund remains underweight financial services and materials & processing stocks and overweight energy relative to its benchmark. We trimmed the fund's exposure across industries in financial services, but particularly in troubled insurance names. In materials & processing, we used price strength to reduce our exposure to select chemical and paper manufacturers. We trimmed both Halliburton and Transocean in the energy sector on strength.

A Word about Risk

The major risks of stock investing include sudden and unpredictable drops in value and periods of lackluster performance. Large-cap companies are generally unable to respond quickly to competitive challenges, such as changes in technology and consumer taste. Many larger companies compete in mature product markets and cannot sustain the higher growth rates of successful smaller companies during periods of extended economic expansion. The "value" style of investing requires the portfolio manager to identify companies that are experiencing market or financial weakness, but are expected to achieve aggressive goals. If these companies do not achieve their goals, the fund may lose money

Summary Portfolio Schedule
-------------------------------------------------------------------------------

Industries               % of Fund Net Assets
Financial Services              25.0%
---------------------------------------------
Consumer Discretionary          19.1%
---------------------------------------------
Health Care                      7.7%
---------------------------------------------
Integrated Oils                  7.4%
---------------------------------------------
Technology                       6.6%
---------------------------------------------
Other                            6.3%
---------------------------------------------
Utilities                        6.3%
---------------------------------------------
Consumer Staples                 6.1%
---------------------------------------------
Materials & Processing           4.9%
---------------------------------------------
Other Energy                     4.7%
---------------------------------------------
Producer Durables                3.0%
---------------------------------------------
Automobiles & Transportation     2.6%
---------------------------------------------
Net Cash                         0.3%
---------------------------------------------
Total                          100.0%

Because financial markets and mutual fund strategies are constantly evolving, it is possible that the fund's holdings, market stance, outlook for various industries or securities and other matters discussed in this report have changed since this information was prepared. Portfolio changes should not be considered recommendations for action by individual investors.

About Your Fund Expenses

As a fund shareholder, you incur two types of costs: (1) Transaction costs, which include sales charges, and (2) ongoing expenses, which include management fees, service/distribution fees (12b-l) and "other" expenses. The examples below illustrate the ongoing cost in dollars of investing in the fund and allow you to compare these costs with the expenses of other funds. The examples are based on a $1,000 investment at the beginning of the period and held for the entire period from June 30, 2004, to December 31, 2004.

Actual Fund Return is based on the fund's actual return and expenses. To estimate the ongoing expenses you paid during the entire period shown, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number shown for your fund under the column "Expenses Paid during the Period".

Hypothetical 5% Return is based on the fund's actual expense ratio and an assumed rate of 5% per year before expenses. Please note that the return used is not the fund's actual return; therefore, this information may not be used to estimate your actual ending balance and expenses paid during the period. To compare your fund's ongoing expenses with those of other funds, simply compare this 5% hypothetical example with the 5% hypothetical examples shown in the shareholder reports of other funds.

                           Beginning        Ending          Expenses
                            Account        Account            Paid          Annualized
 Six months ended            Value          Value            during          Expense
 12/31/04                   6/30/04        12/31/04          Period*          Ratio
---------------------------------------------------------------------------------------
 Actual Fund Return
---------------------------------------------------------------------------------------
 Class A                    $1,000        $ 1,083.71        $    6.77         1.30%
---------------------------------------------------------------------------------------
 Class B(1)                 $1,000        $ 1,079.45        $   10.40         2.00%
---------------------------------------------------------------------------------------
 Class B                    $1,000        $ 1,090.14        $    5.23         1.00%
---------------------------------------------------------------------------------------
 Class C                    $1,000        $ 1,079.69        $   10.40         2.00%
---------------------------------------------------------------------------------------
 Class S                    $1,000        $ 1,085.37        $    5.21         1.00%
---------------------------------------------------------------------------------------
 Hypothetical 5% Return
---------------------------------------------------------------------------------------
 Class A                    $1,000        $ 1,018.50        $    6.56         1.30%
---------------------------------------------------------------------------------------
 Class B(1)                 $1,000        $ 1,015.00        $   10.08         2.00%
---------------------------------------------------------------------------------------
 Class B                    $1,000        $ 1,020.00        $    5.05         1.00%
---------------------------------------------------------------------------------------
 Class C                    $1,000        $ 1,015.00        $   10.08         2.00%
---------------------------------------------------------------------------------------
 Class S                    $1,000        $ 1,020.00        $    5.05         1.00%
---------------------------------------------------------------------------------------

* Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period and then divided by the number of days in the year.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transactional expenses such as sales charges, which would result in higher total expenses. It should also be noted that, for certain funds, expenses have been subsidized or reduced through expense offset arrangements, which reduces costs for shareholders. Generally, the fund expects that the expense subsidy or expense offset arrangement will continue although there is no guarantee that it will. Please see the fund's prospectus for more information.


                                   State Street Research Large-Cap Value Fund  3

------------
PORTFOLIO
------------
       Holdings

December 31, 2004 (unaudited)

Issuer                                             Shares             Value
--------------------------------------------------------------------------------
Common Stocks 99.7%
Automobiles & Transportation 2.6%
Automobiles 0.8%
General Motors Corp.^ .....................         31,600       $  1,265,896
                                                                 ------------
Railroads 1.8%
Union Pacific Corp. .......................         45,100          3,032,975
                                                                 ------------
Total Automobiles & Transportation .........................        4,298,871
                                                                 ------------
Consumer Discretionary 19.1%
Commercial Services 2.3%
Cendant Corp. .............................         64,100          1,498,658
Waste Management Inc. .....................         76,300          2,284,422
                                                                 ------------
                                                                    3,783,080
                                                                 ------------
Communications, Media & Entertainment 6.6%
DirecTV Group Inc.* .......................        111,337          1,863,781
Liberty Media Corp.* ......................        203,500          2,234,430
Time Warner Inc.* .........................        122,900          2,389,176
Viacom Inc. Cl. B .........................         32,300          1,175,397
Walt Disney Co. ...........................        112,800          3,135,840
                                                                 ------------
                                                                   10,798,624
                                                                 ------------
Consumer Products 1.2%
Kimberly-Clark Corp. ......................         28,800          1,895,328
                                                                 ------------
Household Furnishings 1.0%
Newell Rubbermaid Inc.^ ...................         68,900          1,666,691
                                                                 ------------
Printing & Publishing 0.7%
Tribune Co. ...............................         26,100          1,099,854
                                                                 ------------
Restaurants 2.0%
McDonald's Corp. ..........................         99,600          3,193,176
                                                                 ------------
Retail 3.5%
Federated Department Stores Inc. ..........         21,200          1,225,148
Gap Inc. ..................................        101,000          2,133,120
Home Depot Inc. ...........................         57,100          2,440,454
                                                                 ------------
                                                                    5,798,722
                                                                 ------------
Toys 1.8%
Mattel Inc. ...............................         82,200          1,602,078
Toys "R" Us Inc.* .........................         63,200          1,293,704
                                                                 ------------
                                                                    2,895,782
                                                                 ------------
Total Consumer Discretionary ...............................       31,131,257
                                                                 ------------
Consumer Staples 6.1%
Drug & Grocery Store Chains 3.0%
CVS Corp. .................................         57,900          2,609,553
Kroger Co.* ...............................        134,100          2,352,114
                                                                 ------------
                                                                    4,961,667
                                                                 ------------

Issuer                                             Shares             Value
--------------------------------------------------------------------------------
Foods 2.1%
General Mills Inc. ........................         42,300       $  2,102,733
Kraft Foods Inc. Cl. A ....................         37,200          1,324,692
                                                                 ------------
                                                                    3,427,425
                                                                 ------------
Tobacco 1.0%
Altria Group Inc. .........................         26,400          1,613,040
                                                                 ------------
Total Consumer Staples .....................................       10,002,132
                                                                 ------------
Financial Services 25.0%
Banks & Savings & Loan 10.4%
Bank of America Corp. .....................        128,290          6,028,347
Bank of New York Co. Inc. .................         68,400          2,285,928
JPMorgan Chase & Co. ......................         76,700          2,992,067
PNC Financial Corp. .......................         30,700          1,763,408
US Bancorp ................................         93,900          2,940,948
Washington Mutual Inc. ....................         22,600            955,528
                                                                 ------------
                                                                   16,966,226
                                                                 ------------
Insurance 5.8%
American International Group Inc. .........         44,600          2,928,882
Genworth Financial Inc.^ ..................         37,500          1,012,500
Hartford Financial Services Group Inc.              26,300          1,822,853
UnumProvident Corp.^ ......................         55,800          1,001,052
XL Capital Ltd. ...........................         34,800          2,702,220
                                                                 ------------
                                                                    9,467,507
                                                                 ------------
Miscellaneous Financial 8.0%
Citigroup Inc. ............................        110,100          5,304,618
Federal National Mortgage
  Association .............................         21,800          1,552,378
MBNA Corp. ................................         72,900          2,055,051
Merrill Lynch & Co. Inc. ..................         26,400          1,577,928
Morgan Stanley Dean Witter Inc. ...........         45,100          2,503,952
                                                                 ------------
                                                                   12,993,927
                                                                 ------------
Securities Brokerage & Services 0.8%
Charles Schwab Corp. ......................        103,400          1,236,664
                                                                 ------------
Total Financial Services ...................................       40,664,324
                                                                 ------------
Health Care 7.7%
Drugs & Biotechnology 6.5%
Baxter International Inc. .................         73,200          2,528,328
Bristol-Myers Squibb Co. ..................         72,600          1,860,012
MedImmune Inc.* ...........................         41,800          1,133,198
Merck & Co. Inc. ..........................         41,600          1,337,024
Pfizer Inc. ...............................         29,100            782,499
Schering-Plough Inc. ......................         66,200          1,382,256
Wyeth .....................................         34,800          1,482,132
                                                                 ------------
                                                                   10,505,449
                                                                 ------------
Health Care Facilities 1.2%
HCA Inc. ..................................         50,300          2,009,988
                                                                 ------------
Total Health Care ..........................................       12,515,437
                                                                 ------------
Integrated Oils 7.4%
Integrated Domestic 0.9%
Amerada Hess Corp. ........................         18,600          1,532,268
                                                                 ------------
Integrated International 6.5%
BP plc ADR ................................         26,564          1,551,338
ChevronTexaco Corp. .......................         49,802          2,615,103
Exxon Mobil Corp. .........................         87,800          4,500,628
Royal Dutch Petroleum Co.^ ................         33,000          1,893,540
                                                                 ------------
                                                                   10,560,609
                                                                 ------------
Total Integrated Oils ......................................       12,092,877
                                                                 ------------


4  The notes are an integral part of the financial statements.

Issuer                                         Shares             Value
----------------------------------------------------------------------------
Materials & Processing 4.9%
Chemicals 3.1%
Air Products & Chemicals Inc. .........          36,000      $  2,086,920
E.I. du Pont de Nemours & Co. .........          60,200         2,952,810
                                                             ------------
                                                                5,039,730
                                                             ------------
Non-Ferrous Metals 0.5%
Alcoa Inc. ............................          24,500           769,790
                                                             ------------
Paper & Forest Products 1.3%
International Paper Co. ...............          52,800         2,217,600
                                                             ------------
Total Materials & Processing ............................       8,027,120
                                                             ------------
Other 6.3%
Miscellaneous 1.3%
iShares Russell 1000 Value Index
Fund ..................................          32,700         2,170,299
                                                             ------------
Multi-Sector 5.0%
General Electric Co. ..................          52,300         1,908,950
Honeywell International Inc. ..........          77,600         2,747,816
Tyco International Ltd. ...............          97,100         3,470,354
                                                             ------------
                                                                8,127,120
                                                             ------------
Total Other .............................................      10,297,419
                                                             ------------
Other Energy 4.7%
Miscellaneous Energy 1.0%
Consol Energy Inc. ....................          39,900         1,637,895
                                                             ------------
Offshore Drilling 1.1%
Transocean Inc. .......................          39,400         1,670,166
                                                             ------------
Oil & Gas Producers 1.6%
Anadarko Petroleum Corp. ..............          15,300           991,593
EOG Resources Inc. ....................          23,100         1,648,416
                                                             ------------
                                                                2,640,009
                                                             ------------
Oil Well Equipment & Services 1.0%
Halliburton Co. .......................          41,900         1,644,156
                                                             ------------
Total Other Energy ......................................       7,592,226
                                                             ------------
Producer Durables 3.0%
Aerospace 1.9%
Boeing Co. ............................          36,800         1,905,136
Lockheed Martin Corp. .................          21,700         1,205,435
                                                             ------------
                                                                3,110,571
                                                             ------------
Industrial Products 1.1%
Agilent Technologies Inc.* ............          72,500         1,747,250
                                                             ------------
Total Producer Durables .................................       4,857,821
                                                             ------------
Technology 6.6%
Communications Technology 0.8%
Motorola Inc. .........................          77,800         1,338,160
                                                             ------------
Computer Software 1.0%
Microsoft Corp. .......................          62,100         1,658,691
                                                             ------------
Computer Technology 3.0%
Electronic Data Systems Corp. .........          62,900         1,452,990
Hewlett-Packard Co. ...................          72,200         1,514,034
Sun Microsystems Inc.* ................         355,600         1,913,128
                                                             ------------
                                                                4,880,152
                                                             ------------
Electronics 1.8%
Raytheon Co. ..........................          73,200         2,842,356
                                                             ------------
Total Technology ........................................      10,719,359
                                                             ------------

Issuer                                         Shares             Value
----------------------------------------------------------------------------
Utilities 6.3%
Electrical 2.0%
PPL Corp. .............................          61,400      $  3,271,392
                                                             ------------
Telecommunications 4.3%
SBC Communications Inc. ...............         107,400         2,767,698
Sprint Corp. ..........................          51,000         1,267,350
Verizon Communications Inc. ...........          72,700         2,945,077
                                                             ------------
                                                                6,980,125
                                                             ------------
Total Utilities ..........................................     10,251,517
                                                             ------------
Total Common Stocks (Cost $130,256,057) ..................    162,450,360
                                                             ------------
Short-Term Investments 2.9%
State Street Navigator Securities
  Lending Prime Portfolio .............       4,679,699         4,679,699
                                                             ------------
Total Short-Term Investments (cost $4,679,699)............      4,679,699
                                                             ------------

Coupon                Maturity      Principal
 Rate                   Date          Amount
------------------------------------------------------------
Commercial Paper 0.9%
UBS Finance Inc.,
  2.20% .........   1/03/2005      $1,551,000     1,550,811
                                                  ---------
Total Commercial Paper (Cost $1,550,811) ......   1,550,811
                                                  ---------

                                                % of
                                             Net Assets
--------------------------------------------------------------------------
Summary of Portfolio Assets
Investments (Cost $136,486,567) .........       103.5%      $168,680,870
Other Assets, Less Liabilities ..........        (3.5%)       (5,699,230)
                                                -----       ------------
Net Assets ..............................       100.0%      $162,981,640
                                                =====       ============

KEY TO SYMBOLS

*   Denotes a security which has not paid a dividend during the last year.

^ All or a portion of this security is being held on loan. As of December 31, 2004, the value of securities loaned was $4,567,863.

ADR Stands for American Depositary Receipt.

Federal Income Tax Information

At December 31, 2004, the net unrealized appreciation of investments based on cost for federal income tax purposes of $137,405,965 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there is an excess of value over
tax cost                                                 $33,306,736

Aggregate gross unrealized depreciation for all
investments in which there is an excess of tax cost
over value                                                (2,031,831)
                                                         -----------
                                                         $31,274,905
                                                         ===========


The notes are an integral part of the financial statements.
                                   State Street Research Large-Cap Value Fund  5

------------
FINANCIAL
------------
       Statements

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
December 31, 2004 (unaudited)

Assets
Investments, at value (cost $136,486,567) (Note 1)............   $168,680,870
Dividends receivable .........................................        274,558
Receivable for fund shares sold ..............................        152,534
Receivable from distributor ..................................         28,154
Other assets .................................................         69,920
                                                                 ------------
                                                                  169,206,036
                                                                 ------------
Liabilities
Payable for collateral received on securities loaned .........      4,679,699
Payable for fund shares redeemed .............................      1,120,308
Accrued transfer agent and shareholder services ..............        132,366
Accrued management fee .......................................         94,661
Accrued distribution and service fees ........................         63,224
Payable to custodian .........................................         11,354
Accrued administration fee ...................................          8,621
Accrued trustees' fees .......................................          1,512
Other accrued expenses .......................................        112,651
                                                                 ------------
                                                                    6,224,396
                                                                 ------------
Net Assets ...................................................   $162,981,640
                                                                 ============
Net Assets consist of:
 Undistributed net investment income .........................   $    786,522
 Unrealized appreciation of investments ......................     32,194,303
 Accumulated net realized loss ...............................    (11,968,241)
 Paid in capital .............................................    141,969,056
                                                                 ------------
                                                                 $162,981,640
                                                                 ============

                   Net Asset Value (NAV) of Each Share Class

Except where noted, the NAV is the offering and the redemption price for each class.

  Class      Net Assets      [divided by]     Number of Shares     =       NAV
  A        $95,373,788                           5,407,733               $17.64*
  B(1)     $31,153,803                           1,858,599               $16.76**
  B        $14,492,515                             853,728               $16.98**
  C        $ 6,263,101                             372,493               $16.81**
  S        $15,698,433                             889,036               $17.66

* Maximum offering price per share = $18.72 ($17.64 [divided by] 0.9425) ** When you sell Class B(1), Class B or Class C shares, you receive the net asset value minus deferred sales charge, if any.

Statement of Operations
--------------------------------------------------------------------------------
For the six months ended December 31, 2004 (unaudited)

Investment Income
Dividends, net of foreign taxes of $2,969 (Note 1) ...........    $ 1,865,935
Interest (Note 1) ............................................         16,122
Securities lending income (Note 1) ...........................          1,958
                                                                  -----------
                                                                    1,884,015
                                                                  -----------
Expenses
Management fee (Note 2) ......................................        514,352
Transfer agent and shareholder services (Note 2) .............        225,800
Distribution and services fees - Class A (Note 5) ............        139,605
Distribution and service fees - Class B(1) (Note 5) ..........        146,798
Distribution and service fees - Class C (Note 5) .............         30,360
Administration fee (Note 2) ..................................         57,260
Custodian fee ................................................         54,272
Reports to shareholders ......................................         40,600
Registration fees ............................................         28,800
Legal fees ...................................................         15,318
Trustees' fees (Note 2) ......................................         11,950
Audit fee ....................................................         11,456
Miscellaneous ................................................          6,609
                                                                  -----------
                                                                    1,283,180
Expenses borne by the distributor (Note 3) ...................       (175,107)
                                                                  -----------
                                                                    1,108,073
                                                                  -----------
                                                                      775,942
Reimbursement of distribution fees (Note 5) ..................         19,592
                                                                  -----------
Net investment income ........................................        795,534
                                                                  -----------
Realized and Unrealized Gain on
Investments
Net increase from payment by affiliate (Note 2) ..............          7,151
Net realized gain on investments (Notes 1 and 4) .............      2,926,202
Change in unrealized appreciation of investments .............      9,120,319
                                                                  -----------
Net gain on investments ......................................     12,053,672
                                                                  -----------
Net increase in net assets resulting from operations .........    $12,849,206
                                                                  ===========


6  The notes are an integral part of the financial statements.

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                      Six months ended
                                     December 31, 2004       Year ended
                                        (unaudited)         June 30, 2004
                                     ------------------------------------
Increase (Decrease) In Net Assets
Operations:
Net investment income .............    $    795,534          $    939,615
Net increase from payment by
  affiliate .......................           7,151                    --
Net realized gain on
  investments .....................       2,926,202             8,163,437
Change in unrealized
  appreciation of investments .....       9,120,319            17,880,712
                                       ------------          ------------
Net increase resulting
  from operations .................      12,849,206            26,983,764
                                       ------------          ------------
Dividends from net investment
  income:
  Class A .........................        (653,735)             (534,117)
  Class B(1) ......................         (46,431)                   --
  Class B .........................         (77,230)                   --
  Class C .........................          (8,171)                   --
  Class S .........................        (140,905)             (140,246)
                                       ------------          ------------
                                           (926,472)             (674,363)
                                       ------------          ------------
Net increase (decrease) from
  fund share transactions
  (Note 7) ........................      (3,447,853)           19,563,119
                                       ------------          ------------
Total increase in net assets ......       8,474,881            45,872,520
Net Assets
Beginning of period ...............     154,506,759           108,634,239
                                       ------------          ------------
End of period (including
  undistributed net investment
  income of $786,522 and
  $917,460, respectively) .........    $162,981,640          $154,506,759
                                       ============          ============

Notes to Unaudited Financial Statements
--------------------------------------------------------------------------------
December 31, 2004

Note 1

State Street Research Large-Cap Value Fund is a series of State Street Research Equity Trust (the "Trust"), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The investment objective of the fund is to provide long-term growth of capital and, secondarily, income. Under normal market conditions, the fund invests at least 80% of its net assets in large-cap stocks and convertible securities. In keeping with its secondary goal the fund also considers a company's potential for paying dividends.

The fund offers five classes of shares. Class A shares are subject to an initial sales charge of up to 5.75% and pay annual service and distribution fees equal to 0.30% of average daily net assets. Class B(1) shares pay annual service and distribution fees equal to 1.00% of average daily net assets and automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B(1) shares are subject to a contingent deferred sales charge on certain redemptions made within six years of purchase. Class B shares are offered only to current shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of State Street Research funds. For the period July 1, 2004 through September 30, 2004, the annual service and distribution fees paid by Class B shares had been voluntarily reduced to 0.00%. For the period from October 1, 2004, through December 31, 2004, the annual service and distribution fees paid by Class B shares are 0.25%. Class B shares automatically convert into Class A shares at the end of eight years. Class B shares are subject to a contingent deferred sales charge on certain redemptions made within five years of purchase. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual service and distribution fees of 1.00% of average daily net assets. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an investment management subsidiary of MetLife, Inc. ("MetLife"), and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any service or distribution fees. The fund's expenses are borne prorata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the plans of distribution, related specifically to that class. Income, expenses (other than service and distribution fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the fund in preparing its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America.

A. Investment Valuation

Values for listed equity securities reflect final sales on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("Nasdaq") system are valued at closing prices supplied through such system. If not quoted on the Nasdaq system, such securities are valued at prices obtained from independent brokers. In the absence of recorded sales, valuations are at the mean of the closing bid and asked quotations. Short-term securities maturing within sixty days are valued at amortized cost. Other securities, if any, are valued at their fair value as determined in good faith under consistently applied procedures established by and under the supervision of the Trustees. In the event that the market quotations for a portfolio instrument are not deemed to be readily available, the Adviser's Valuation Committee determines the fair value for such portfolio instrument. The fair value of any such portfolio instruments are determined based upon a consideration of all available facts and information. The fair valuation of a restricted portfolio instrument reflects the inherent worth of the portfolio instrument, without regard to the restrictive feature, adjusted for any diminution in value resulting from the restrictive


The notes are an integral part of the financial statements.
                                   State Street Research Large-Cap Value Fund  7

--------------------------------------------------------------------------------

feature. The Adviser and the custodian also monitor domestic and foreign markets and news information for any developing events that may have an impact on the valuation of portfolio instruments. Such monitoring includes general market news and financial market information sources currently utilized in making investment decisions, trading and investment personnel located abroad, foreign regional brokers, and/or foreign custodians. The value assigned to these securities is based upon available information at the time, and does not necessarily represent the amount which might ultimately be realized upon sale.

B. Security Transactions

Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered. As part of the custodian contract between the custodian bank and the fund, the custodian bank has a lien on the securities of the fund to the extent permitted by the fund's investment restriction to cover any advances made by the custodian bank for the settlement of securities purchased by the fund. At December 31, 2004, the payable to the custodian bank of $11,354 represents the amount due for cash advance for the settlement of securities purchased.

C. Net Investment Income

Net investment income is determined daily and consists of interest and dividends accrued and discount earned, less the estimated daily expenses of the fund. Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date. The fund is charged for expenses directly attributable to it, while indirect expenses are allocated to the funds in the Trust.

D. Dividends

Dividends from net investment income are declared and paid or reinvested annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. The difference is primarily due to differing treatments for wash sale deferrals.

E. Federal Income Taxes

No provision for federal income taxes is necessary because the fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

At June 30, 2004, the fund had a capital loss carryforward of $13,854,536 available, to the extent provided in regulations, to offset future capital gains, if any, of which $10,062,277 and $3,792,259 expire on June 30, 2011 and 2012, respectively.

F. Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

G. Securities Lending

The fund may seek additional income by lending portfolio securities to qualified institutions. The fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the fund will bear the loss. At December 31, 2004, the value of the securities loaned and the value of collateral were $4,567,863 and $4,679,699 (consisting entirely of cash collateral invested in State Street Navigator Securities Lending Prime Portfolio), respectively. The collateral was marked to market the next business day and made equal to at least 100% of the current market value of the loaned securities and accrued interest. During the six months ended December 31, 2004, income from securities lending amounted to $1,958.

Note 2

The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.65% of the fund's net assets. In consideration of these fees, the Adviser furnishes the fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended December 31, 2004, the fees pursuant to such agreement amounted to $514,352.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), provides certain shareholder services to the fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the fund. In addition, MetLife receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, such as employee benefit plans, through or under which shares of the fund may be purchased. Total shareholder service costs are allocated to each fund in the same ratios as the transfer agent costs. During the six months ended December 31, 2004, the amount of such expenses allocated to the fund was $57,570.

The fees of the Trustees not currently affiliated with the Adviser amounted to $11,950 during the six months ended December 31, 2004.

The fund has agreed to pay the Adviser for certain administrative costs incurred in providing other assistance and services to the fund. The fee was based on a fixed amount that has been allocated equally among the State Street Research funds. During the six months ended December 31, 2004, the amount of such expenses was $57,260.

During the six months ended December 31, 2004, the Adviser conducted an internal review regarding the use of fund brokerage commissions in consideration of the distribution of shares. In connection with this review, the Adviser determined to reimburse the fund the entire amount of any such identified brokerage commissions, and reviewed this matter with the Trustees of the fund. The reimbursement was allocated among the fund's share classes as follows: $4,185 to Class A; $1,349 to Class B(1); $649 to Class B; $274 to Class C; and $694 to Class S. These amounts are shown in the total amount of $7,151 as "Net increase from payment by affiliate" on the Statement of Operations.

Note 3

The Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the fund. During the six months ended December 31, 2004, the amount of such expenses assumed by the Distributor and its affiliates was $175,107.

Note 4

For the six months ended December 31, 2004, purchases and sales of securities, exclusive of short-term obligations, aggregated $24,101,282, and $25,415,455, respectively.

Note 5

The Trust has adopted plans of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plans, the fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B(1), Class B and Class C shares. In addition, the fund pays annual distribution fees of 0.05% of average daily net assets for Class A shares. The fund pays annual distribution fees of 0.75% of average daily net assets for Class B(1), Class B and Class C shares. For the period July 1, 2004 through September 30, 2004, the annual service and distribution fees paid by Class B shares had been voluntarily reduced to 0.00%. For the period from October 1, 2004, through December 31, 2004, the annual service and distribution fees paid by Class B shares are 0.25%. The Distributor uses such payments for personal services and/or the maintenance of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended December 31, 2004, fees pursuant to such plans amounted to $139,605, $146,798 and $30,360 for Class A, Class B(1) and Class C shares, respectively. For Class A, Class B and Class C shares, the payments are intended to reimburse the distributor for expenditures incurred under the plan, and any unused payments are returnable to the fund. As of December 31, 2004, there were $1,224,404, $5,041 and $1,212,424 for Class A, Class B and Class C shares, respectively, of unreimbursed distribution and shareholder servicing related expenses to be carried forward to future plan years. For Class B(1) shares, the payments compensate the distributor for services and expenditures incurred under the plan, and none of the payments are returnable to the fund. During the six months ended December 31, 2004, the Distributor reimbursed a total of $28,793 to Class B shares of the fund reflecting the estimated excess of payments received over costs incurred under the plan. The gross reimbursement amount of $28,793 was netted with the Class B distribution fee of $9,201. The net amount of $19,592 is shown as "Reimbursement of distribution fees" in the Statement of Operations.

The fund has been informed that the Distributor and MetLife Securities, Inc., a wholly owned subsidiary of MetLife, earned initial sales charges aggregating $58,193 and $227,068, respectively, on sales of Class A shares of the fund during the six months ended December 31, 2004, and that MetLife Securities, Inc. earned commissions aggregating $154,303 and $1,092 on sales of Class B(1) and Class C shares, and the Distributor collected contingent deferred sales charges aggregating $36,154 and $1,361 on redemptions of Class B(1) and Class C shares, respectively, during the same period.

Note 6

Effective as of the close of business on January 28, 2005 (the "Reorganization Date"), BlackRock Large Cap Value Equity Portfolio (the "BlackRock Fund") acquired all of the assets and assumed all of the certain stated liabilities of the fund. The acquisition was accomplished by a tax-free exchange of 5,342,584; 1,839,629; 835,742; 365,581 and 920,630 Class A, B(1), B, C and S shares, respectively, of the fund for 6,677,246; 2,233,885; 1,004,195; 445,077 and
1,149,957 Class A, B, A, C and Institutional shares, respectively, of the BlackRock Fund outstanding on the Reorganization Date. The fund's net assets of that date valued $155,560,236, including net unrealized appreciation of investments of $26,592,947, were combined with those of the BlackRock Fund. All shares were exchanged at net asset value.

Note 7

The Trustees have the authority to issue an unlimited number of shares of beneficial interest at $0.001 par value per share.

These transactions break down by share class as follows:

                                                                        Six months ended
                                                                       December 31, 2004                   Year ended
                                                                          (unaudited)                    June 30, 2004
                                                                   -----------------------------------------------------------
Class A                                                              Shares         Amount           Shares           Amount
------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                         855,166      $14,033,850        2,351,342      $35,869,542
Issued upon reinvestment of dividends from net investment income     35,394          613,726           33,024          505,932
Shares redeemed                                                    (944,244)     (15,762,700)      (1,050,137)     (15,680,622)
                                                                   --------      -----------       ----------      -----------
Net increase (decrease)                                             (53,684)     $(1,115,124)       1,334,229      $20,694,852
                                                                   ========      ===========       ==========      ===========

Class B(1)                                                          Shares         Amount         Shares        Amount
--------------------------------------------------------------------------------------------    -------------------------
Shares sold                                                        122,886      $ 1,927,020       488,658     $ 7,034,290
Issued upon reinvestment of dividend from net investment income      2,593           42,736            --              --
Shares redeemed                                                   (135,876)      (2,118,202)     (246,941)     (3,543,061)
                                                                  --------      ------------    ----------    -----------
Net increase (decrease)                                            (10,397)     $  (148,446)      241,717     $ 3,491,229
                                                                  ========      ============    ==========    ===========

Class B                                                             Shares          Amount        Shares       Amount
--------------------------------------------------------------------------------------------    ------------------------
Shares sold                                                         30,373      $    477,464       60,253   $   875,109
Issued upon reinvestment of dividend from net investment income      4,488            74,915           --            --
Shares redeemed                                                   (199,847)       (3,174,807)    (449,158)   (6,564,274)
                                                                  --------      ------------    ---------   ------------
Net decrease                                                      (164,986)     $ (2,622,428)    (388,905)  $(5,689,165)
                                                                  ========      ============    =========   ============

Class C                                                            Shares          Amount           Shares      Amount
--------------------------------------------------------------------------------------------       ---------------------
Shares sold                                                        54,436       $    846,635       148,291   $ 2,164,770
Issued upon reinvestment of dividend from net investment income       420              6,948            --            --
Shares redeemed                                                   (74,193)        (1,153,077)      (76,232)   (1,093,701)
                                                                  --------      ------------       -------   -----------
Net increase (decrease)                                           (19,337)      $   (299,494)       72,059   $ 1,071,069
                                                                  ========      ============       =======   ===========

Class S                                                             Shares         Amount         Shares        Amount
--------------------------------------------------------------------------------------------     ------------------------
Shares sold                                                         139,799      $ 2,313,365      216,775    $  3,265,005
Issued upon reinvestment of dividends from net investment income      8,093          140,506        9,109         139,645
Shares redeemed                                                    (100,613)      (1,716,232)    (219,375)     (3,409,516)
                                                                   --------      -----------     --------    ------------
Net increase (decrease)                                              47,279      $   737,639        6,509    $     (4,866)
                                                                   ========      ===========     ========    ============


                                   State Street Research Large-Cap Value Fund  9

------------
FINANCIAL
------------
       Highlights

For a share outstanding throughout each period:

                                                                               Class A
                                                                ---------------------------------------
                                                                 Six months ended   Years ended June 30
                                                                December 31, 2004   -------------------
                                                                (unaudited)(a)(c)     2004(a)   2003(a)
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                              16.39            13.33     13.51
                                                                     ------           ------    ------
  Net investment income ($)*                                           0.09             0.13      0.11
  Net realized and unrealized gain (loss) on investments ($)           1.28             3.05     (0.21)
                                                                     ------           ------    ------
Total from investment operations ($)                                   1.37             3.18     (0.10)
                                                                     ------           ------    ------
  Dividends from net investment income ($)                            (0.12)           (0.12)    (0.02)
  Distributions from capital gains ($)                                   --               --     (0.06)
                                                                     ------           ------    ------
Total distributions ($)                                               (0.12)           (0.12)    (0.08)
                                                                     ------           ------    ------
Net asset value, end of period ($)                                    17.64            16.39     13.33
                                                                     ======           ======    ======
Total return (%)(b)                                                    8.37(d)         23.93     (0.67)

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                            95,374           89,506    55,022
Expense ratio (%)*                                                     1.30(e)          1.30      1.31
Expense ratio after expense reductions (%)*                            1.30(e)          1.29      1.30
Ratio of net investment income to average net assets (%)*              1.08(e)          0.84      0.88
Portfolio turnover rate (%)                                           15.56            37.41     45.22
*Reflects voluntary reduction of expenses of these amounts (%)         0.22(e)          0.34      0.38

                                                                             Class A
                                                                ----------------------------------
                                                                       Years ended June 30
                                                                ----------------------------------
                                                                2002(a)(f)  2001(a)(f)  2000(a)(f)
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                           16.84       14.57       21.30
                                                                  ------      ------      ------
  Net investment income ($)*                                        0.05        0.10        0.18
  Net realized and unrealized gain (loss) on investments ($)       (2.23)       2.71       (2.75)
                                                                  ------      ------      ------
Total from investment operations ($)                               (2.18)       2.81       (2.57)
                                                                  ------      ------      ------
  Dividends from net investment income ($)                         (0.01)      (0.08)      (0.20)
  Distributions from capital gains ($)                             (1.14)      (0.46)      (3.96)
                                                                  ------      ------      ------
Total distributions ($)                                            (1.15)      (0.54)      (4.16)
                                                                  ------      ------      ------
Net asset value, end of period ($)                                 13.51       16.84       14.57
                                                                  ======      ======      ======
Total return (%)(b)                                               (13.71)      19.50      (13.68)

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                         68,034      63,751      52,086
Expense ratio (%)*                                                  1.31        1.31        1.27
Expense ratio after expense reductions (%)*                         1.30        1.29        1.26
Ratio of net investment income to average net assets (%)*           0.33        0.62        1.11
Portfolio turnover rate (%)                                        52.21       82.10       80.37
*Reflects voluntary reduction of expenses of these amounts (%)      0.39        0.32        0.24

                                                                                   Class B(1)
                                                                  ------------------------------------------
                                                                   Six months ended      Years ended June 30
                                                                  December 31, 2004      -------------------
                                                                  (unaudited)(a)(c)      2004(a)     2003(a)
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                                15.55             12.64       12.89
                                                                       ------            ------      ------
  Net investment income (loss) ($)*                                      0.03              0.02        0.02
  Net realized and unrealized gain (loss) on investments ($)             1.21              2.89       (0.21)
                                                                       ------            ------      ------
Total from investment operations ($)                                     1.24              2.91       (0.19)
                                                                       ------            ------      ------
  Dividends from net investment income ($)                              (0.03)               --          --
  Distributions from capital gains ($)                                     --                --       (0.06)
                                                                       ------            ------      ------
Total distributions ($)                                                 (0.03)               --       (0.06)
                                                                       ------            ------      ------
Net asset value, end of period ($)                                      16.76             15.55       12.64
                                                                       ======            ======      ======
Total return (%)(b)                                                      7.94(d)          23.02       (1.40)

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                              31,154            29,062      20,565
Expense ratio (%)*                                                       2.00(e)           2.00        2.01
Expense ratio after expense reductions (%)*                              2.00(e)           1.99        2.00
Ratio of net investment income (loss) to average net assets (%)*         0.38(e)           0.15        0.19
Portfolio turnover rate (%)                                             15.56             37.41       45.22
*Reflects voluntary reduction of expenses of these amounts (%)           0.22(e)           0.34        0.38

                                                                               Class B(1)
                                                                  ----------------------------------
                                                                          Years ended June 30
                                                                  ----------------------------------
                                                                  2002(a)(f)  2001(a)(f)  2000(a)(f)
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                             16.21       14.09       20.76
                                                                    ------      ------      ------
  Net investment income (loss) ($)*                                  (0.05)      (0.02)       0.06
  Net realized and unrealized gain (loss) on investments ($)         (2.13)       2.61       (2.67)
                                                                    ------      ------      ------
Total from investment operations ($)                                 (2.18)       2.59       (2.61)
                                                                    ------      ------      ------
  Dividends from net investment income ($)                              --       (0.01)      (0.10)
  Distributions from capital gains ($)                               (1.14)      (0.46)      (3.96)
                                                                    ------      ------      ------
Total distributions ($)                                              (1.14)      (0.47)      (4.06)
                                                                    ------      ------      ------
Net asset value, end of period ($)                                   12.89       16.21       14.09
                                                                    ======      ======      ======
Total return (%)(b)                                                 (14.33)      18.66      (14.33)

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                           22,769      15,995       7,504
Expense ratio (%)*                                                    2.01        2.01        2.01
Expense ratio after expense reductions (%)*                           2.00        1.99        2.00
Ratio of net investment income (loss) to average net assets (%)*     (0.38)      (0.12)       0.39
Portfolio turnover rate (%)                                          52.21       82.10       80.37
*Reflects voluntary reduction of expenses of these amounts (%)        0.38        0.29        0.24

                                                                                    Class B
                                                                  ------------------------------------------
                                                                    Six months ended     Years ended June 30
                                                                   December 31, 2004     -------------------
                                                                  (unaudited)(a)(c)(g)    2004(a)    2003(a)
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                                  15.71            12.68      12.92
                                                                         ------           ------     ------
  Net investment income (loss) ($)*                                        0.11             0.12       0.02
  Net realized and unrealized gain (loss) on investments ($)               1.25             2.91      (0.20)
                                                                         ------           ------     ------
Total from investment operations ($)                                       1.36             3.03      (0.18)
                                                                         ------           ------     ------
  Dividends from net investment income ($)                                (0.09)              --         --
  Distributions from capital gains ($)                                       --               --      (0.06)
                                                                         ------           ------     ------
Total distributions ($)                                                   (0.09)              --      (0.06)
                                                                         ------           ------     ------
Net asset value, end of period ($)                                        16.98            15.71      12.68
                                                                         ======           ======     ======
Total return (%)(b)                                                        9.01(d)         23.50      (1.32)

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                                14,493           16,005     17,844
Expense ratio (%)*                                                         1.00(e)          1.34       2.01
Expense ratio after expense reductions (%)*                                1.00(e)          1.33       2.00
Ratio of net investment income (loss) to average net assets (%)*           1.63(e)          0.84       0.20
Portfolio turnover rate (%)                                               15.56            37.41      45.22
*Reflects voluntary reduction of expenses of these amounts (%)             0.22(e)          0.35       0.38

                                                                                  Class B
                                                                     ----------------------------------
                                                                            Years ended June 30
                                                                     ----------------------------------
                                                                     2002(a)(f)  2001(a)(f)  2000(a)(f)
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                               16.26       14.12       20.77
                                                                      ------      ------      ------
  Net investment income (loss) ($)*                                    (0.05)      (0.01)       0.06
  Net realized and unrealized gain (loss) on investments ($)           (2.15)       2.62       (2.67)
                                                                      ------      ------      ------
Total from investment operations ($)                                   (2.20)       2.61       (2.61)
                                                                      ------      ------      ------
  Dividends from net investment income ($)                                --       (0.01)      (0.08)
  Distributions from capital gains ($)                                 (1.14)      (0.46)      (3.96)
                                                                      ------      ------      ------
Total distributions ($)                                                (1.14)      (0.47)      (4.04)
                                                                      ------      ------      ------
Net asset value, end of period ($)                                     12.92       16.26       14.12
                                                                      ======      ======      ======
Total return (%)(b)                                                   (14.36)      18.66      (14.33)

Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                             25,703      34,880      33,392
Expense ratio (%)*                                                      2.01        2.01        2.01
Expense ratio after expense reductions (%)*                             2.00        1.99        2.00
Ratio of net investment income (loss) to average net assets (%)*       (0.36)      (0.07)       0.37
Portfolio turnover rate (%)                                            52.21       82.10       80.37
*Reflects voluntary reduction of expenses of these amounts (%)          0.40        0.33        0.24

                                                                                  Class C
                                                                  ---------------------------------------
                                                                   Six months ended   Years ended June 30
                                                                  December 31, 2004   -------------------
                                                                  (unaudited)(a)(c)     2004(a)   2003(a)
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                                 15.59           12.67     12.91
                                                                         -----           -----     -----
  Net investment income (loss) ($)*                                       0.03            0.02      0.02
  Net realized and unrealized gain (loss) on investments ($)              1.21            2.90     (0.20)
                                                                         -----           -----     -----
Total from investment operations ($)                                      1.24            2.92     (0.18)
                                                                         -----           -----     -----
  Dividends from net investment income ($)                               (0.02)             --        --
  Distributions from capital gains ($)                                      --              --     (0.06)
                                                                         -----           -----     -----
Total distributions ($)                                                  (0.02)             --     (0.06)
                                                                         -----           -----     -----
Net asset value, end of period ($)                                       16.81           15.59     12.67
                                                                         =====           =====     =====
Total return (%)(b)                                                       7.97(d)        23.05     (1.32)

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                                6,263           6,109     4,052
Expense ratio (%)*                                                        2.00(e)         2.00      2.01
Expense ratio after expense reductions (%)*                               2.00(e)         1.99      2.00
Ratio of net investment income (loss) to average net assets (%)*          0.38(e)         0.14      0.20
Portfolio turnover rate (%)                                              15.56           37.41     45.22
*Reflects voluntary reduction of expenses of these amounts (%)            0.22(e)         0.34      0.38

                                                                                Class C
                                                                  ------------------------------------
                                                                         Years ended June 30
                                                                  ------------------------------------
                                                                  2002(a)(f)   2001(a)(f)   2000(a)(f)
------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                            16.26        14.13        20.78
                                                                    -----        -----        -----
  Net investment income (loss) ($)*                                 (0.05)       (0.02)        0.06
  Net realized and unrealized gain (loss) on investments ($)        (2.16)        2.62        (2.66)
                                                                    -----        -----        -----
Total from investment operations ($)                                (2.21)        2.60        (2.60)
                                                                    -----        -----        -----
  Dividends from net investment income ($)                             --        (0.01)       (0.09)
  Distributions from capital gains ($)                              (1.14)       (0.46)       (3.96)
                                                                    -----        -----        -----
Total distributions ($)                                             (1.14)       (0.47)       (4.05)
                                                                    -----        -----        -----
Net asset value, end of period ($)                                  12.91        16.26        14.13
                                                                    =====        =====        =====
Total return (%)(b)                                                 (14.48)      18.69        (14.30)

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                           4,944        3,074        1,189
Expense ratio (%)*                                                   2.01         2.01         2.01
Expense ratio after expense reductions (%)*                          2.00         1.99         2.00
Ratio of net investment income (loss) to average net assets (%)*    (0.38)       (0.14)        0.36
Portfolio turnover rate (%)                                         52.21        82.10        80.37
*Reflects voluntary reduction of expenses of these amounts (%)       0.37         0.28         0.24

                                                                                 Class S
                                                                ----------------------------------------
                                                                 Six months ended    Years ended June 30
                                                                December 31, 2004    -------------------
                                                                (unaudited)(a)(c)     2004(a)   2003(a)
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                              16.42            13.35     13.53
                                                                     ------           ------    ------
  Net investment income ($)*                                           0.12             0.18      0.13
  Net realized and unrealized gain (loss) on investments ($)           1.28             3.05     (0.20)
                                                                     ------           ------    ------
Total from investment operations ($)                                   1.40             3.23     (0.07)
                                                                     ------           ------    ------
  Dividends from net investment income ($)                            (0.16)           (0.16)    (0.05)
  Distributions from capital gains ($)                                   --               --     (0.06)
                                                                     ------           ------    ------
Total distributions ($)                                               (0.16)           (0.16)    (0.11)
                                                                     ------           ------    ------
Net asset value, end of period ($)                                    17.66            16.42     13.35
                                                                     ======           ======    ======
Total return (%)(b)                                                    8.54(d)         24.26     (0.37)

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                            15,698           13,825    11,152
Expense ratio (%)*                                                     1.00(e)          1.00      1.01
Expense ratio after expense reductions (%)*                            1.00(e)          0.99      1.00
Ratio of net investment income to average net assets (%)*              1.39(e)          1.16      1.15
Portfolio turnover rate (%)                                           15.56            37.41     45.22
*Reflects voluntary reduction of expenses of these amounts (%)         0.22(e)          0.34      0.37

                                                                                 Class S
                                                                  ------------------------------------
                                                                          Years ended June 30
                                                                  ------------------------------------
                                                                  2002(a)(f)   2001(a)(f)   2000(a)(f)
------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ($)                             16.81       14.54        21.26
                                                                    ------      ------       ------
  Net investment income ($)*                                          0.10        0.15         0.22
  Net realized and unrealized gain (loss) on investments ($)         (2.22)       2.69        (2.74)
                                                                    ------      ------       ------
Total from investment operations ($)                                 (2.12)       2.84        (2.52)
                                                                    ------      ------       ------
  Dividends from net investment income ($)                           (0.02)      (0.11)       (0.24)
  Distributions from capital gains ($)                               (1.14)      (0.46)       (3.96)
                                                                    ------      ------       ------
Total distributions ($)                                              (1.16)      (0.57)       (4.20)
                                                                    ------      ------       ------
Net asset value, end of period ($)                                   13.53       16.81        14.54
                                                                    ======      ======       ======
Total return (%)(b)                                                 (13.41)      19.89       (13.42)

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                           15,038      18,226       17,038
Expense ratio (%)*                                                    1.01        1.01         1.01
Expense ratio after expense reductions (%)*                           1.00        0.99         1.00
Ratio of net investment income to average net assets (%)*             0.64        0.93         1.36
Portfolio turnover rate (%)                                          52.21       82.10        80.37
*Reflects voluntary reduction of expenses of these amounts (%)        0.40        0.33         0.24

(a) Per-share figures have been calculated using the average shares method.

(b) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the distributor and its affiliates had not voluntarily reduced a portion of the fund's expenses.

(c) During the six months ended December 31, 2004, the adviser reimbursed the fund as part of an internal review regarding the use of fund brokerage commissions. This payment had no effect on net realized and unrealized gain on investment per share and total return.

(d) Not annualized

(e) Annualized

(f) Audited by other auditors

(g) During the six months ended December 31, 2004, the Distributor reimbursed Class B shares of the fund the estimated excess of payments received over costs incurred under the 12b-1 plan. The effect of this reimbursement was to increase net investment income per share $0.03, increase the total return 0.19% and increase the ratio of net investment income to average net assets 0.38%.


                                  State Street Research Large-Cap Value Fund  11

-----------
REPORT ON
-----------
               Special Meeting of Shareholders

A Special Meeting of Shareholders of the State Street Research Large-Cap Value Fund, a series of State Street Research Equity Trust, was convened on December 27, 2004 ("Meeting"). The results of the Meeting are set forth below.

                                                                                           Votes (millions of shares)
                                                                                         -----------------------------
Action on Proposal                                                                        For      Against     Abstain
----------------------------------------------------------------------------------------------------------------------
 For All Classes of Large-Cap Value Fund
 To approve an Agreement and Plan of Reorganization providing for the acquisition of all of the assets and certain stated liabilities of the State Street
 Research Large-Cap Value Fund, a series of State Street Research Equity
 Trust, by the BlackRock Large Cap Value Equity Portfolio, a series of
 BlackRock Funds ...................................................................      4.8        0.4         0.5

[LOGO] STATE STREET RESEARCH                                        ------------
       One Financial Center                                           PRSRT STD
       Boston, MA 02111-2690                                        U.S. POSTAGE
                                                                        PAID
                                                                      PERMIT #6
                                                                     HUDSON, MA
                                                                    ------------

Investors should carefully consider the fund's investment objective, risks, charges and expenses before investing. The fund's prospectus contains more complete information on these and other matters. A prospectus for the fund is available through your financial professional or by calling toll-free 1-877-773-8637. Please read the prospectus carefully before investing.

This report must be accompanied or preceded by a current prospectus.

"State Street Research Proxy Voting Policies and Procedures"--which describes how we vote proxies relating to portfolio securities--is available upon request, free of charge, by calling 1-877-773-8637 or by accessing the U.S. Securities and Exchange Commission website at www.sec.gov.

Member NASD, SIPC
(C)2005 State Street Research Investment Services, Inc.
One Financial Center
Boston, MA  02111-2690
www.ssrfunds.com
CONTROL NUMBER:(exp02/06)SSR-LD                                    LCV-1227-0205

                                                    [Logo] STATE STREET RESEARCH







-----------------------------------------------------------------


[Graphic]


-----------------------------------------------------------------

Mid-Cap Value Fund

December 31, 2004









                                               Semiannual Report to Shareholders

-------------------------------------------------------------------------------
          PERFORMANCE
                               Discussion as of December 31, 2004
-------------------------------------------------------------------------------

How State Street Research Mid-Cap Value Fund Performed
State Street Research Mid-Cap Value Fund (Class A shares, without sales charge) returned 12.50% for the six-month period ended December 31, 2004. That was less than the Russell Midcap[RegTM] Value Index, which returned 15.43% over the same period. The fund performed better than the Lipper Mid-Cap Value Funds Average, which was 11.01% for the period.

Performance
-------------------------------------------------------------------------------
Fund average annual total return as of 12/31/04
(does not reflect sales charge)


                         1 Year        5 Years       10 Years
  Class A                 23.30%        14.58%        15.29%
-------------------------------------------------------------------------------
  Class B(1)              22.41%        13.77%        14.44%
-------------------------------------------------------------------------------
  Class B                 24.15%        14.59%        14.86%
-------------------------------------------------------------------------------
  Class C                 22.36%        13.79%        14.48%
-------------------------------------------------------------------------------
  Class R                 22.96%        14.51%        15.26%
-------------------------------------------------------------------------------
  Class S                 23.59%        14.92%        15.61%
-------------------------------------------------------------------------------

Fund average annual total return as of 12/31/04
(at maximum applicable sales charge)


                         1 Year        5 Years       10 Years
  Class A                 16.21%        13.23%        14.61%
-------------------------------------------------------------------------------
  Class B(1)              17.41%        13.53%        14.44%
-------------------------------------------------------------------------------
  Class B                 19.15%        14.36%        14.86%
-------------------------------------------------------------------------------
  Class C                 21.36%        13.79%        14.48%
-------------------------------------------------------------------------------
  Class R                 22.96%        14.51%        15.26%
-------------------------------------------------------------------------------
  Class S                 23.59%        14.92%        15.61%
-------------------------------------------------------------------------------

Keep in mind that the performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted herein. For the most recent month-end performance results, please call 1-877-773-8637. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Average annual total return without sales charge does not reflect the maximum applicable sales charges. If the applicable sales charges were deducted, performance results would be lower.

Average annual total return at maximum applicable sales charge reflects a maximum 5.75% Class A share front-end sales charge, or 5% Class B(1) or B share or 1% Class C share contingent deferred sales charge, where applicable.

Performance for Class B(1) shares reflects Class B share performance through December 31, 1998, and Class B(1) performance thereafter. Performance for Class R shares reflects Class A share performance through April 2, 2003, and Class R share performance thereafter. If the returns for Class B(1) and Class R shares had reflected their current service/distribution (Rule 12b-1) fees for the entire period, these returns would have been lower.

Class R and Class S shares, offered without sales charge are available through certain employee benefit plans and special programs.

Performance results for the fund are increased by voluntary reduction of fund fees and expenses; without subsidization, performance would be lower.

The Russell Midcap Value Index contains those stocks within the complete Russell Midcap[RegTM] Index (800 of the smallest securities in the Russell 1000[RegTM] Index) that show below-average growth. The index is unmanaged and does not take transaction charges into consideration. It is not possible to invest directly in an index. The Lipper Mid-Cap Value Funds Average shows the performance of a category of mutual funds with similar goals. The Lipper average shows you how well the fund has done compared with competing funds.

Reasons for the Fund's Performance
Our bottom-up stock selection led us to selected names in the railroad and trucking industries. Rail stocks were robust gainers on strong quarterly profits driven by record coal and merchandise shipping volumes. Norfolk Southern and CSX were key contributors to positive returns during the period, as was trucking firm Yellow Roadway. Health care stock selection was another notable contributor to relative performance. Laboratory Corp. of America was strong, thanks to good results and its addition to the S&P 500 Index. Pharmaceutical shares Watson Pharmaceuticals and MedImmune posted strong fourth-quarter gains.

The fund's holdings in the consumer discretionary, financial services and producer durables sectors detracted from performance. In the portfolio, insurance broker AON Corp. declined and was sold, given an unfavorable outlook. Weakness in the semiconductor business hurt producer durables and technology stocks. Although many rebounded in the fourth quarter, this section of the portfolio lagged the benchmark.

A Word about Risk
The major risks of stock investing include sudden and unpredictable drops in value and periods of lackluster performance. Generally, mid-cap companies have more limited product lines or access to resources than larger companies and may not be as well positioned if there is a significant or prolonged economic decline. The "value" style of investing requires the portfolio manager to identify companies that are experiencing market or financial weakness, but are expected to achieve aggressive goals. If these companies do not achieve their goals, the fund may lose money.

Summary Portfolio Schedule
-------------------------------------------------------------------------------


Industries                                        % of Fund Net Assets
Financial Services                                       25.0%
-------------------------------------------------------------------------------
Consumer Discretionary                                   16.9%
-------------------------------------------------------------------------------
Materials & Processing                                   15.8%
-------------------------------------------------------------------------------
Producer Durables                                         7.2%
-------------------------------------------------------------------------------
Utilities                                                 7.0%
-------------------------------------------------------------------------------
Other Energy                                              6.2%
-------------------------------------------------------------------------------
Technology                                                5.2%
-------------------------------------------------------------------------------
Health Care                                               4.3%
-------------------------------------------------------------------------------
Consumer Staples                                          3.6%
-------------------------------------------------------------------------------
Other                                                     3.1%
-------------------------------------------------------------------------------
Automobiles & Transportation                              1.6%
-------------------------------------------------------------------------------
Non-U.S. Equities                                         1.2%
-------------------------------------------------------------------------------
Net Cash                                                  2.9%
-------------------------------------------------------------------------------
Total                                                   100.0%
-------------------------------------------------------------------------------

Because financial markets and mutual fund strategies are constantly evolving, it is possible that the fund's holdings, market stance, outlook for various industries or securities and other matters discussed in this report have changed since this information was prepared. Portfolio changes should not be considered recommendations for action by individual investors.

About Your Fund Expenses
As a fund shareholder, you incur two types of costs: (1) Transaction costs, which include sales charges, and (2) ongoing expenses, which include management fees, service/distribution fees (12b-l) and "other" expenses. The examples below illustrate the ongoing cost in dollars of investing in the fund and allow you to compare these costs with the expenses of other funds. The examples are based on a $1,000 investment at the beginning of the period and held for the entire period from June 30, 2004, to December 31, 2004.

Actual Fund Return is based on the fund's actual return and expenses. To estimate the ongoing expenses you paid during the entire period shown simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number shown for your fund under the column "Expenses Paid during the Period".

Hypothetical 5% Return is based on the fund's actual expense ratio and an assumed rate of 5% per year before expenses. Please note that the return used is not the fund's actual return; therefore, this information may not be used to estimate your actual ending balance and expenses paid during the period. To compare your fund's ongoing expenses with those of other funds, simply compare this 5% hypothetical example with the 5% hypothetical examples shown in the shareholder reports of other funds.


                            Beginning       Ending          Expenses
                             Account       Account            Paid        Annualized
 Six months ended             Value         Value            during         Expense
 12/31/04                    6/30/04       12/31/04          Period*         Ratio
------------------------------------------------------------------------------------
 Actual Fund Return
------------------------------------------------------------------------------------
 Class A                    $1,000        $ 1,125.00        $    6.91       1.30%
------------------------------------------------------------------------------------
 Class B(1)                 $1,000        $ 1,079.45        $   10.40       2.00%
------------------------------------------------------------------------------------
 Class B                    $1,000        $ 1,090.14        $    5.23       1.00%
------------------------------------------------------------------------------------
 Class C                    $1,000        $ 1,079.69        $   10.40       2.00%
------------------------------------------------------------------------------------
 Class R                    $1,000        $ 1,123.01        $    7.96       1.50%
------------------------------------------------------------------------------------
 Class S                    $1,000        $ 1,085.37        $    5.21       1.00%
------------------------------------------------------------------------------------
 Hypothetical 5% Return
------------------------------------------------------------------------------------
 Class A                    $1,000        $ 1,018.50        $    6.56       1.30%
------------------------------------------------------------------------------------
 Class B(1)                 $1,000        $ 1,015.00        $   10.08       2.00%
------------------------------------------------------------------------------------
 Class B                    $1,000        $ 1,020.00        $    5.05       1.00%
------------------------------------------------------------------------------------
 Class C                    $1,000        $ 1,015.00        $   10.08       2.00%
------------------------------------------------------------------------------------
 Class R                    $1,000        $ 1,017.50        $    7.57       1.50%
------------------------------------------------------------------------------------
 Class S                    $1,000        $ 1,020.00        $    5.05       1.00%

* Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period and then divided by the number of days in the year.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transactional expenses such as sales charges, which would result in higher total expenses. It should also be noted that, for certain funds, expenses have been subsidized or reduced through expense offset arrangements, which reduces costs for shareholders. Generally, the fund expects that the expense subsidy or expense offset arrangement will continue although there is no guarantee that it will. Please see the fund's prospectus for more information.


                                   State Street Research Mid-Cap Value Fund    3

-------------------------------------------------------------------------------
PORTFOLIO
               Holdings
-------------------------------------------------------------------------------

December 31, 2004 (unaudited)

Issuer                                           Shares               Value
--------------------------------------------------------------------------------
Common Stocks 97.1%
Automobiles & Transportation 1.6%
Railroads 1.3%
CSX Corp. ...............................        119,700       $ 4,797,576
Norfolk Southern Corp. ..................        132,400         4,791,556
                                                               -----------
                                                                 9,589,132
                                                               -----------
Truckers 0.3%
Yellow Roadway Corp.*^ ..................         40,200         2,239,542
                                                               -----------
Total Automobiles & Transportation .........................    11,828,674
                                                               -----------
Consumer Discretionary 16.9%
Casinos/Gambling, Hotel/Motel 0.9%
Alliance Gaming Corp.*^ .................        504,600         6,968,526
                                                               -----------
Commercial Services 1.4%
Cendant Corp.* ..........................        455,100        10,640,238
FreedomPay Inc.*++@
 (acquired 3/29/00, cost $6,964).........        473,563             4,736
                                                               -----------
                                                                10,644,974
                                                               -----------
Communication, Media & Entertainment 1.4%
Lin TV Corp.*^ ..........................        545,620        10,421,342
                                                               -----------
Consumer Products 2.0%
International Flavors & Fragrances Inc. .        122,200         5,235,048
Snap On Inc. ............................        287,900         9,892,244
                                                               -----------
                                                                15,127,292
                                                               -----------
Household Furnishings 1.5%
Newell Rubbermaid Inc. ..................        471,200        11,398,328
                                                               -----------
Printing & Publishing 2.6%
A.H. Belo Corp. CI. A^ ..................        333,600         8,753,664
RR Donnelley & Sons Co. .................        300,000        10,587,000
                                                               -----------
                                                                19,340,664
                                                               -----------
Restaurants 2.5%
Darden Restaurants Inc. .................        292,400         8,111,176
Wendys International Inc. ...............        268,100        10,525,606
                                                               -----------
                                                                18,636,782
                                                               -----------
Retail 3.7%
Abercrombie & Fitch Co. CI. A ...........         80,300         3,770,085
AutoZone Inc.* ..........................         90,400         8,254,424
Federated Department Stores Inc. ........        177,000        10,228,830
Limited Brands Inc. .....................        265,600         6,114,112
                                                               -----------
                                                                28,367,451
                                                               -----------
Toys 0.9%
Mattel Inc. .............................        347,400         6,770,826
                                                               -----------
Total Consumer Discretionary ...............................   127,676,185
                                                               -----------
Consumer Staples 3.6%
Drug & Grocery Store Chains 1.5%
Kroger Co.* .............................        624,300        10,950,222
                                                               -----------

Issuer                                           Shares               Value
--------------------------------------------------------------------------------
Foods 1.4%
Dean Foods Co.* .........................        326,300       $10,751,585
                                                               -----------
Household Products 0.7%
Clorox Co. ..............................         89,100         5,250,663
                                                               -----------
Total Consumer Staples .....................................    26,952,470
                                                               -----------
Financial Services 25.0%
Banks & Savings & Loan 5.7%
Comerica Inc. ...........................        158,300         9,659,466
KeyCorp. ................................        341,200        11,566,680
North Fork Bancorp. Inc. ................        347,850        10,035,473
Regions Financial Corp. ^ ...............        330,400        11,758,936
                                                               -----------
                                                                43,020,555
                                                               -----------
Insurance 4.4%
Assurant Inc. ...........................        290,200         8,865,610
Everest Reinsurance Group, Ltd. .........         88,400         7,917,104
Genworth Financial Inc.* ................        279,400         7,543,800
XL Capital Ltd. .........................        118,300         9,185,995
                                                               -----------
                                                                33,512,509
                                                               -----------
Miscellaneous Financial 10.7%
H & R Block Inc. ........................        213,700        10,471,300
Ambac Financial Group Inc. ..............        132,250        10,861,692
Capital One Financial Corp. .............        116,000         9,768,360
CIT Group Inc. ..........................        280,200        12,838,764
Dow Jones & Co. Inc. ....................        238,800        10,282,728
iShares Trust ...........................         68,200         7,716,148
MoneyGram International Inc. ............        409,570         8,658,310
Radian Group Inc. .......................        191,100        10,174,164
                                                               -----------
                                                                80,771,466
                                                               -----------
Real Estate Investment Trusts 1.5%
Boston Properties Inc. ..................        121,600         7,863,872
Equity Office Properties Trust ..........        157,800         4,595,136
                                                               -----------
                                                                12,459,008
                                                               -----------
Securities Brokerage & Services 2.6%
AG Edwards Inc. .........................        289,300        12,500,653
Janus Capital Group Inc. ................        440,300         7,401,443
                                                               -----------
                                                                19,902,096
                                                               -----------
Total Financial Services ....................................  189,665,634
                                                               -----------
Health Care 4.3%
Drugs & Biotechnology 1.9%
MedImmune Inc.* .........................        167,600         4,543,636
Watson Pharmaceuticals Inc.* ............        301,800         9,902,058
                                                               -----------
                                                                14,445,694
                                                               -----------
Health Care Services 1.3%
Universal Health Services Inc. ..........        224,400         9,985,800
                                                               -----------
Hospital Supply 1.1%
Steris Corp.*^ ..........................        351,600         8,339,952
                                                               -----------
Total Health Care ...........................................   32,771,446
                                                               -----------
Materials & Processing 15.8%
Agriculture 0.4%
Monsanto Co. ............................         53,800         2,988,590
                                                               -----------
Building & Construction 1.2%
York International Corp. ................        263,800         9,111,652
                                                               -----------
Chemicals 3.8%
FMC Corp.* ..............................        157,100         7,587,930
Lyondell Chemical Co. ...................        226,000         6,535,920
Nalco Holding Co.^ ......................        268,300         5,237,216
Sherwin-Williams Co. ....................        204,900         9,144,687
                                                               -----------
                                                                28,505,753
                                                               -----------

4    The notes are an integral part of the financial statements.

Issuer                                             Shares               Value
--------------------------------------------------------------------------------
Containers & Packaging 4.3%
Owens-Illinois Inc.* ......................         441,000      $ 9,988,650
Pactive Corp.* ............................         431,500       10,912,635
Smurfit-Stone Container Corp.* ............         637,600       11,910,368
                                                                 -----------
                                                                  32,811,653
                                                                 -----------
Diversified Manufacturing 2.9%
American Standard Companies Inc.*..........         254,400       10,511,808
Ashland Inc. ..............................         194,300       11,343,234
                                                                 -----------
                                                                  21,855,042
                                                                 -----------
Office Supplies 1.1%
Avery Dennison Corp. ......................         142,900        8,569,713
                                                                 -----------
Paper & Forest Products 2.1%
Bowater Inc.^ .............................         172,900        7,602,413
MeadWestvaco Corp. ........................         245,464        8,318,775
                                                                 -----------
                                                                  15,921,188
                                                                 -----------
Total Materials & Processing .................................   119,763,591
                                                                 -----------
Non-U.S. Equities 1.2%
Axis Capital Hldgs. Ltd. ..................         335,500        9,179,280
                                                                 -----------
Total Non-U.S. Equities ...................                        9,179,280
                                                                 -----------
Other 3.1%
Multi-Sector 3.1%
Hillenbrand Industries Inc. ...............         142,800        7,931,112
ITT Industries Inc. .......................         115,100        9,720,195
Textron Inc. ..............................          74,100        5,468,580
                                                                 -----------
Total Other ..................................................    23,119,887
                                                                 -----------
Other Energy 6.2%
Miscellaneous Energy 1.3%
Consol Energy Inc. ........................         249,100       10,225,555
                                                                 -----------
Offshore Drilling 1.4%
Transocean Inc. ...........................         249,900       10,593,261
                                                                 -----------
Oil & Gas Producers 3.5%
EOG Resources Inc. ........................         156,900       11,196,384
Newfield Exploration Co.* .................         132,500        7,824,125
Pioneer Natural Resources Co. .............         208,400        7,314,840
                                                                 -----------
                                                                  26,335,349
                                                                 -----------
Total Other Energy ...........................................    47,154,165
                                                                 -----------
Producer Durables 7.2%
Aerospace 1.4%
Alliant Technology Systems Inc.*^ .........         155,900       10,192,742
                                                                 -----------
Electrical Equipment & Components 0.7%
Cooper Industries Ltd. ....................          76,400        5,186,796
                                                                 -----------
Industrial Products 1.4%
American Power Conversion Corp.^ ..........         510,400       10,922,560
                                                                 -----------
Machinery 1.2%
Briggs & Stratton Corp.^ ..................         222,400        9,247,392
                                                                 -----------
Miscellaneous Equipment 1.0%
Grainger Inc. .............................         113,800        7,581,356
                                                                 -----------
Office Furniture & Business Equipment 0.9%
HNI Corp.^ ................................         161,600        6,956,880
                                                                 -----------
Production Technology Equipment 0.6%
Lam Research Corp.*^ ......................         149,000        4,307,590
Phase Metrics Inc.*++@
  (acquired 1/23/98 and 6/9/98,
  cost $1,321,127) ........................         108,409           15,177
                                                                 -----------
                                                                   4,322,767
                                                                 -----------
Total Producer Durables ......................................    54,410,493
                                                                 -----------

Issuer                                             Shares               Value
--------------------------------------------------------------------------------
Technology 5.2%
Communications Technology 2.8%
NCR Corp.* ................................         179,000      $12,392,170
Scientific Atlanta, Inc. ..................         281,800        9,302,218
                                                                 -----------
                                                                  21,694,388
                                                                 -----------
Computer Technology 1.5%
Unisys Corp.* .............................       1,112,800       11,328,304
                                                                 -----------
Electronics: Semiconductors/Components 0.9%
Cypress Semiconductor Corp.*^ .............         570,700        6,694,311
                                                                 -----------
Total Technology .............................................    39,717,003
                                                                 -----------
Utilities 7.0%
Electrical 5.2%
Constellation Energy Group Inc. ...........         157,800        6,897,438
NiSource Inc. .............................         367,500        8,371,650
PPL Corp. .................................         235,400       12,542,112
Public Service Enterprise Group Inc.^ .....         228,900       11,850,153
                                                                 -----------
                                                                  39,661,353
                                                                 -----------
Gas Distribution 0.9%
Keyspan Corp. .............................         169,400        6,682,830
                                                                 -----------
Telecommunications 0.9%
CenturyTel Inc. ...........................         194,000        6,881,180
                                                                 -----------
Total Utilities ..............................................    53,225,363
                                                                 -----------
Total Common Stocks (Cost $599,359,507).......................   735,464,191
                                                                 -----------
Short-Term Investments 6.7%
State Street Navigator Securities
  Lending Prime Portfolio .................      50,592,707       50,592,707
                                                                 -----------
Total Short-Term Investments (Cost $50,592,707) ..............    50,592,707
                                                                 -----------

                                     Maturity     Principal
                                       Date        Amount
--------------------------------------------------------------------------------
Commercial Paper 3.5%
UBS Finance Inc. 2.20% .........   1/03/2005   $11,363,000       11,361,611
UBS Finance Inc. 2.35% .........   1/03/2005     7,680,000        7,678,999
UBS Finance Inc. 2.39% .........   1/04/2005     8,000,000        7,998,407
                                                                 ----------
Total Commercial Paper (Cost $27,039,017) ...................    27,039,017
                                                                -----------

                                                      % of
                                                   Net Assets
--------------------------------------------------------------------------------
Summary of Portfolio Assets
Investments (Cost $676,991,231) .................    107.3%        $813,095,915
Cash and Other Assets, Less Liabilities .........    ( 7.3%)        (55,645,295)
                                                     -----         ------------
Net Assets ......................................    100.0%        $757,450,620
                                                     =====         ============

KEY TO SYMBOLS

*    Denotes a security which has not paid a dividend during the last year.

^ All or a portion of this security is being held on loan. As of December 31, 2004, the value of securities loaned was $49,242,569.

@ Security valued under consistently applied procedures established by the Trustees.

++ Security restricted as to public resale. As of December 31, 2004, the fund had 0.00% of net assets in restricted securities.

Federal Income Tax Information
At December 31, 2004, the net unrealized appreciation of investments based on cost for federal income tax purposes of $679,196,031 was as follows:


Aggregate gross unrealized appreciation for all
investments in which there is an excess of value over
tax cost                                                $ 142,779,838
Aggregate gross unrealized depreciation for all
investments in which there is an excess of tax cost
over value                                                 (8,879,954)
                                                         -------------
                                                         $133,899,884
                                                         =============

The notes are an integral part of the
              financial statements.State Street Research Mid-Cap Value Fund    5

FINANCIAL
              Statements

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
December 31, 2004 (unaudited)

Assets
Investments, at value (Cost $676,991,231) (Note 1) ...........   $813,095,915
Cash .........................................................         26,745
Receivable for securities sold ...............................      4,823,140
Receivable for fund shares sold ..............................      3,073,221
Dividends receivable .........................................        950,475
Receivable from distributor ..................................         64,000
Other assets .................................................        136,786
                                                                 ------------
                                                                  822,170,282
                                                                 ------------
Liabilities
Payable for collateral received on securities loaned .........     50,592,707
Payable for securities purchased .............................      9,074,527
Payable for fund shares redeemed .............................      3,717,962
Accrued transfer agent and shareholder services ..............        418,831
Accrued management fee .......................................        416,392
Accrued distribution and service fees ........................        325,055
Accrued administration fee ...................................          7,559
Accrued trustees' fees .......................................          2,389
Other accrued expenses .......................................        164,240
                                                                 ------------
                                                                   64,719,662
                                                                 ------------
Net Assets ...................................................   $757,450,620
                                                                 ============
Net Assets consist of:
   Undistributed net investment income .......................   $  2,445,475
   Unrealized appreciation of investments ....................    136,104,684
   Accumulated net realized gain .............................     13,786,895
   Paid-in capital ...........................................    605,113,566
                                                                 ------------
                                                                 $757,450,620
                                                                 ============

                   Net Asset Value (NAV) of Each Share Class

Except where noted, the NAV is the offering and the redemption price for each class.

  Class       Net Assets      [divided by]     Number of Shares     =       NAV
  A        $443,523,778                       21,564,844                  $20.57*
  B(1)     $123,301,310                       6,164,972                   $20.00**
  B        $ 48,854,977                       2,400,315                   $20.35**
  C        $101,935,836                       5,073,896                   $20.09**
  R        $  4,578,482                         223,406                   $20.49
  S        $ 35,256,237                       1,700,696                   $20.73

*    Maximum offering price per share = $21.82 ($20.57 [divided by] 0.9425)

** When you sell Class B(1), Class B and Class C shares, you receive the net asset value minus deferred sales charge, if any.

Statement of Operations
--------------------------------------------------------------------------------
For the six months ended December 31, 2004 (unaudited)

Investment Income
Dividends (Note 1) ...........................................    $ 8,145,213
Interest (Note 1) ............................................        101,944
Securities lending income ....................................         82,166
                                                                  -----------
                                                                    8,329,323
                                                                  -----------
Expenses
Management fee (Note 2) ......................................      2,197,258
Transfer agent and shareholder services (Note 2) .............        837,870
Distribution and service fees - Class A (Note 5) .............        585,067
Distribution and service fees - Class B(1) (Note 5) ..........        562,000
Distribution and service fees - Class C (Note 5) .............        444,883
Distribution and service fees - Class R (Note 5) .............          8,968
Reports to shareholders ......................................        139,100
Custodian fee ................................................         87,101
Administration fee (Note 2) ..................................         63,309
Registration fees ............................................         32,000
Audit fee ....................................................         21,512
Legal fees ...................................................         18,885
Trustees' fees (Note 2) ......................................         14,592
Miscellaneous ................................................         29,600
                                                                  -----------
                                                                    5,042,145
Expenses borne by the distributor (Note 3) ...................        (64,000)
                                                                  -----------
                                                                    4,978,145
                                                                  -----------
                                                                    3,351,178
Reimbursement of distribution fees (Note 5) ..................         60,387
                                                                  -----------
Net investment income ........................................      3,411,565
                                                                  -----------
Realized and Unrealized Gain on
Investments
Net increase from payment by affiliate (Note 2) ..............        554,228
Net realized gain on investments (Notes 1 and 3) .............     21,517,014
Change in unrealized appreciation of investments .............     57,683,056
                                                                  -----------
Net gain on investments ......................................     79,754,298
                                                                  -----------
Net increase in net assets resulting from operations .........    $83,165,863
                                                                  ===========

6    The notes are an integral part of the financial statements.
                                        State Street Research Mid-Cap Value Fund

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                        Six months ended
                                        December 31, 2004     Year ended
                                          (unaudited)       June 30, 2004
--------------------------------------------------------------------------------
Increase (Decrease) In Net Assets
Operations:
Net investment income .................   $  3,411,565     $  2,069,311
Net increase from payment by
   affiliate ..........................        554,228           40,116
Net realized gain on investments ......     21,517,014       95,045,065
Change in unrealized appreciation .....     57,683,056       48,344,054
                                          ------------     ------------
Net increase resulting
   from operations ....................     83,165,863      145,498,546
                                          ------------     ------------
Dividends from net investment income:
  Class A .............................     (1,746,837)      (1,411,252)
  Class B(1) ..........................             --               --
  Class B .............................       (996,091)        (201,329)
  Class R .............................        (25,461)          (2,356)
  Class S .............................       (199,163)        (242,767)
                                          ------------     ------------
                                            (2,967,552)      (1,857,704)
                                          ------------     ------------
Distribution from capital gains:
  Class A .............................    (10,785,882)              --
  Class B(1) ..........................     (3,116,277)              --
  Class B .............................     (1,203,514)              --
  Class C .............................     (2,557,680)              --
  Class R .............................       (126,912)              --
  Class S .............................       (860,383)              --
                                          ------------     ------------
                                           (18,650,648)              --
                                          ------------     ------------
Net increase from fund share
   transactions (Note 7) ..............     55,040,400       84,026,827
                                          ------------     ------------
Total increase in net assets ..........    116,588,063      227,667,669
Net Assets
Beginning of period ...................    640,862,557      413,194,888
                                          ------------     ------------
End of period (including undistributed
   net investment income of
   $2,445,475 and $2,001,462,
   respectively) ......................   $757,450,620     $640,862,557
                                          ============     ============

Notes to Unaudited Financial Statements
--------------------------------------------------------------------------------
December 31, 2004

Note 1
State Street Research Mid-Cap Value Fund is a series of State Street Research Equity Trust (the "Trust"), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The investment objective of the fund is to provide long-term growth of capital. Under normal market conditions, the fund invests at least 80% of its net assets in mid-cap stocks and convertible securities.

The fund offers six classes of shares. Class A shares are subject to an initial sales charge of up to 5.75% and pay annual service and distribution fees equal to 0.30% of average daily net assets. Class B(1) shares pay annual service and distribution fees of 1.00% and automatically convert into Class A shares (which pay lower ongoing expenses) at the end of eight years. Class B(1) and Class B shares are subject to a contingent deferred sales charge on certain redemptions made within six years and five years of purchase, respectively. Class B shares are offered only to current shareholders through reinvestment of dividends and distributions or through exchanges from existing Class B accounts of State Street Research funds. For the period July 1, 2004 through September 30, 2004, the annual service and distribution fees paid by Class B shares had been voluntarily reduced to 0.00%. For the period from October 1, 2004, through December 31, 2004, the annual service and distribution fees paid by Class B shares are 0.25%. Class B shares automatically convert into Class A shares at the end of eight years. Class C shares are subject to a contingent deferred sales charge of 1.00% on any shares redeemed within one year of their purchase. Class C shares also pay annual service and distribution fees of 1.00%. Class R shares are offered to retirement plans participating in certain platforms sponsored by broker-dealers, which may involve multiple fund families. Class R shares pay annual service and distribution fees of 0.50%. Class S shares are only offered through certain retirement accounts, advisory accounts of State Street Research & Management Company (the "Adviser"), an investment management subsidiary of MetLife, Inc. ("MetLife"), and special programs. No sales charge is imposed at the time of purchase or redemption of Class S shares. Class S shares do not pay any service or distribution fees. The fund's expenses are borne prorata by each class, except that each class bears expenses, and has exclusive voting rights with respect to provisions of the plans of distribution, related specifically to that class. Income, expenses (other than service and distribution fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. The Trustees declare separate dividends on each class of shares.

The following significant accounting policies are consistently followed by the fund in preparing its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America.

A. Investment Valuation
Values for listed equity securities reflect final sales on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("Nasdaq") system are valued at closing prices supplied through such system. If not quoted on the Nasdaq system, such securities are valued at prices obtained from independent brokers. In the absence of recorded sales, valuations are at the mean of the closing bid and asked quotations. Short-term securities maturing within sixty days are valued at amortized cost. Other securities, if any, are valued at their fair value as determined in good faith under consistently applied procedures established by and under the supervision of the Trustees. In the event that the market quotations for a portfolio instrument are not deemed to be readily available, the Adviser's Valuation Committee determines the fair value for such portfolio instrument. The fair value of any such portfolio instruments are determined based upon a consideration of all available facts and information. The fair valuation of a restricted portfolio instrument reflects the inherent worth of the portfolio instrument, without regard to the restrictive feature, adjusted for

The notes are an integral part of the
              financial statements.State Street Research Mid-Cap Value Fund    7

--------------------------------------------------------------------------------
any diminution in value resulting from the restrictive feature. The Adviser and the custodian also monitor domestic and foreign markets and news information for any developing events that may have an impact on the valuation of portfolio instruments. Such monitoring includes general market news and financial market information sources currently utilized in making investment decisions, trading and investment personnel located abroad, foreign regional brokers, and/or foreign custodians. The value assigned to these securities is based upon available information at the time, and does not necessarily represent the amount which might ultimately be realized upon sale.

B. Security Transactions
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered.

C. Net Investment Income
Net investment income is determined daily and consists of interest and dividends accrued and discount earned, less the estimated daily expenses of the fund. Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date. The fund is charged for expenses directly attributable to it, while indirect expenses are allocated to the funds in the Trust.

D. Dividends
Dividends from net investment income are declared and paid or reinvested annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. The difference is primarily due to differing treatments for wash sale deferrals.

E. Federal Income Taxes
No provision for federal income taxes is necessary because the fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

F. Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

G. Securities Lending
The fund may seek additional income by lending portfolio securities to qualified institutions. The fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the fund will bear the loss. At December 31, 2004, the value of the securities loaned and the value of collateral were $49,242,569 and $50,592,707 (consisting entirely of cash collateral invested in State Street Navigator Securities Lending Prime Portfolio), respectively. The collateral was marked to market the next business day and made equal to at least 100% of the current market value of the loaned securities and accrued interest. During the six months ended December 31, 2004, income from securities lending amounted to $82,166.

Note 2
The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.65% of the fund's net assets. In consideration of these fees, the Adviser furnishes the fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the six months ended December 31, 2004, the fees pursuant to such agreement amounted to $2,197,258.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), provides certain shareholder services to the fund such as responding to inquiries and instructions from investors with respect to the purchase and redemption of shares of the fund. In addition, MetLife receives a fee for maintenance of the accounts of certain shareholders who are participants in sponsored arrangements, such as employee benefit plans, through or under which shares of the fund may be purchased. Total shareholder service costs are allocated to each fund in the same ratios as the transfer agent costs. During the six months ended December 31, 2004, the amount of such expenses allocated to the fund was $203,195.

The fees of the Trustees not currently affiliated with the Adviser amounted to $14,592 during the six months ended December 31, 2004.

The fund has agreed to pay the Adviser for certain administrative costs incurred in providing other assistance and services to the fund. The fee was based on a fixed amount that has been allocated equally among the State Street Research funds. During the six months ended December 31, 2004, the amount of such expenses was $63,309.

During the six months ended December 31, 2004, the Adviser conducted an internal review regarding the use of fund brokerage commissions in consideration of the distribution of shares. In connection with this review, the Adviser determined to reimburse the fund the entire amount of any such identified brokerage commissions, and reviewed this matter with the Board of Trustees of the fund. The reimbursement was allocated amount the fund's share classes as follows: $84,208 to Class A; $23,730 to Class B(1); $9,776 to Class B; $19,335 to Class C; $946 to Class R and $6,761 to Class S. These amounts are shown in the total amount of $144,756 as "Net increase from payment by affiliate" on the Statement of Operations.

During the six months ended December 31, 2004, the Adviser reimbursed the fund for a corporate action processing error. The reimbursement was allocated amount the fund's share classes as follows: $238,477 to Class A; $67,005 to Class B(1); $26,858 to Class B; $55,112 to Class C; $2,785 to Class R and $19,235 to
Class S. These amounts are shown in the total amount of $409,472 as "Net increase from payment by affiliate" on the Statement of Operations.

Note 3
The Distributor and its affiliates may from time to time and in varying amounts voluntarily assume some portion of fees or expenses relating to the fund. During the six months ended December 31, 2004, the amount of such expenses assumed by the Distributor and its affiliates was $64,000.

Note 4
For the six months ended December 31, 2004, purchases and sales of securities, exclusive of short-term obligations, aggregated $226,525,245, and $214,015,569, respectively.

Note 5
The Trust has adopted plans of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the plans, the fund pays annual service fees to the Distributor at a rate of 0.25% of average daily net assets for Class A, Class B(1), Class C and Class R shares. In addition, the fund pays annual distribution fees of 0.05% of average daily net assets for Class A shares. The fund pays annual distribution fees of 0.75% of average daily net assets for Class B(1) and Class C shares and 0.25% of average net assets for Class R shares. For the period July 1, 2004 through September 30, 2004, the annual service and distribution fees paid by Class B shares had been voluntarily reduced to 0.00%. For the period from October 1, 2004, through December 31, 2004, the annual service and distribution fees paid by Class B shares are 0.25%. The Distributor uses such payments for personal services and/or the maintenance of shareholder accounts, to reimburse securities dealers for distribution and marketing services, to furnish ongoing assistance to investors and to defray a portion of its distribution and marketing expenses. For the six months ended December 31, 2004, fees pursuant to such plans amounted to $585,067, $562,000, $444,883, and $8,968 for Class A, Class B(1),
Class C and Class R shares, respectively. For Class A, Class B and Class C shares, the payments are intended to reimburse the distributor for expenditures incurred under the plan, and any unused payments are returnable to the fund. During the six months ended December 31, 2004, the Distributor reimbursed a total of $91,069 to Class B shares of the fund reflecting the estimated excess of payments received over costs incurred under the plan. The gross reimbursement amount of $91,069 was netted with the Class B distribution fee of $30,682. The net amount of $60,387 is shown as "Reimbursement of distribution fees" in the Statement of Operations. As of December 31, 2004, there were $4,116,714, $15,979, and $2,350,600 for Class A, Class B and Class C,
respectively, of unreimbursed distribution and shareholder servicing related expenses to be carried forward to future plan years. For Class B(1) and Class R shares, the payments compensate the distributor for services and expenditures incurred under the plan, and none of the payments are returnable to the fund.

The fund has been informed that the Distributor and MetLife Securities, Inc., a wholly-owned subsidiary of MetLife, earned initial sales charges aggregating $283,669 and $432,336, respectively, on sales of Class A shares of the fund during the six months ended December 31, 2004, and that MetLife Securities, Inc. earned commissions aggregating $366,765 and $8,840 on sales of Class B(1) and Class C shares, and the Distributor collected contingent deferred sales charges aggregating $105,673, $72 and $3,542 on redemptions of Class B(1), Class B and Class C shares, respectively, during the same period.

Note 6
Effective as of the close of business on January 28, 2005 (the "Reorganization Date"), BlackRock Mid-Cap Value Equity Portfolio (the "BlackRock Fund") acquired all of the assets and certain stated liabilities of the fund. The acquisition was accomplished by a tax-free exchange of 20,463,698, 6,323,921, 2,373,286, 4,742,751, 224,325 and 1,635,552 Class A, B(1), B, C, R and S
shares, respectively, of the fund for 32,322,465, 10,266,599, 3,705,092,
7,734,822, 353,288 and 2,559,374 Class A, B, A, C, A and Institutional shares, respectively, of the BlackRock Fund outstanding on the Reorganization Date. The fund's net assets of that date valued $669,407,453, including net unrealized appreciation of investments of $91,080,212, were combined with those of the BlackRock Fund. All shares were exchanged at net asset value.

                                   State Street Research Mid-Cap Value Fund    9

Note 7
The Trustees have the authority to issue an unlimited number of shares of beneficial interest at $0.001 par value per share. At December 31, 2004, the Adviser held 8,292 Class R shares.

These transactions break down by share class as follows:

                                                  Six months ended
                                                  December 31, 2004                      Year ended
                                                     (unaudited)                        June 30, 2004
                                          ------------------------------------------------------------------
Class A                                       Shares           Amount              Shares           Amount
------------------------------------------------------------------------------------------------------------
Shares sold                                4,753,121       $90,746,047            10,771,344    $184,356,265
Issued upon reinvestment of:
 Dividends from net investment income         80,316         1,621,584                78,466       1,316,363
 Distribution from capital gains             510,705        10,311,132                    --              --
Shares redeemed                           (3,062,482)      (58,510,828)           (5,343,541)    (87,473,133)
                                          ----------       -----------         -------------    ------------
Net increase                               2,281,660       $44,167,935             5,506,269    $ 98,199,495
                                          ==========       ===========         =============    ============

Class B(1)                                    Shares           Amount              Shares           Amount
------------------------------------------------------------------------------------------------------------
Shares sold                                  520,872       $ 9,665,354               956,816    $ 15,709,737
Issued upon reinvestment of
 distribution from capital gains             150,512         2,958,363                    --              --
Shares redeemed                             (500,074)       (9,288,687)             (761,699)    (12,440,660)
                                          ----------       -----------         -------------    ------------
Net increase                                 171,310       $ 3,335,030               195,117    $  3,269,077
                                          ==========       ===========         =============    ============

Class B                                       Shares           Amount              Shares           Amount
------------------------------------------------------------------------------------------------------------
Shares sold                                   58,288       $ 1,153,410                69,763    $  1,166,729
Issued upon reinvestment of:
 Dividends from net investment income         42,996           859,165                11,357         189,121
 Distribution from capital gains              61,382         1,198,034                    --              --
Shares redeemed                             (540,635)      (10,423,525)           (1,249,329)    (20,918,028)
                                          ----------       -----------         -------------    ------------
Net decrease                                (377,969)      $(7,212,916)           (1,168,209)   $(19,562,178)
                                          ==========       ===========         =============    ============

Class C                                       Shares           Amount              Shares           Amount
------------------------------------------------------------------------------------------------------------
Shares sold                                  984,494       $18,342,625             1,323,060    $ 22,013,072
Issued upon reinvestment of
 distribution from capital gains             121,708         2,401,294                    --              --
Shares redeemed                             (529,759)       (9,926,791)           (1,071,849)    (17,471,644)
                                          ----------       -----------         -------------    ------------
Net increase                                 576,443       $10,817,128               251,211    $  4,541,428
                                          ==========       ===========         =============    ============

Class R                                       Shares           Amount              Shares           Amount
------------------------------------------------------------------------------------------------------------
Shares sold                                  154,199       $ 2,948,244               136,004    $  2,407,336
Issued upon reinvestment of
 : Dividends from net investment income          220             4,442                    95           1,590
 Distribution from capital gains               1,101            22,146                    --              --
Shares redeemed                              (58,853)       (1,171,963)              (17,658)       (319,908)
                                          ----------       -----------         -------------    ------------
Net increase                                  96,667       $ 1,802,869               118,441    $  2,089,018
                                          ==========       ===========         =============    ============

Class S                                       Shares           Amount              Shares           Amount
------------------------------------------------------------------------------------------------------------
Shares sold                                  166,110       $ 3,167,893               468,759    $  7,741,584
Issued upon reinvestment of:
 Dividends from net investment income          9,547           194,287                13,906         234,742
 Distribution from capital gains              42,196           858,691                    --              --
Shares redeemed                             (106,850)       (2,090,517)             (732,645)    (12,486,339)
                                          ----------       -----------         -------------    ------------
Net increase (decrease)                      111,003       $ 2,130,354              (249,980)   $ (4,510,013)
                                          ==========       ===========         =============    ============

FINANCIAL
        Highlights

For a share outstanding throughout each period:

                                     Class A
--------------------------------------------------------------------------------


                                                                 Six months ended      Years ended June 30
                                                                December 31, 2004   ------------------------
                                                               (unaudited)(a)(g)(j)   2004(a)(f)     2003(a)
                                                               ---------------------------------------------
Net asset value, beginning of period ($)                            18.83              14.08         16.63
                                                                    -----              -----        ------
  Net investment income ($)*                                         0.11               0.08          0.09
  Net realized and unrealized gain (loss) on investments ($)         2.23               4.77         (1.92)
                                                                    -----              -----       -------
Total from investment operations ($)                                 2.34               4.85         (1.83)
                                                                    -----              -----       -------
  Dividends from net investment income ($)                          (0.08)             (0.10)           --
  Distributions from capital gains ($)                              (0.52)                --         (0.72)
                                                                   ------             ------       -------
Total distributions ($)                                             (0.60)             (0.10)        (0.72)
                                                                   ------             ------       -------
Net asset value, end of period ($)                                  20.57              18.83         14.08
                                                                   ======             ======       =======
Total return (%)(b)                                                 12.50(c)           34.51        (10.61)
Ratios/Supplemental Data
-----------------------------------------------------------------------------       -----------------------
Net assets at end of period ($ thousands)                         443,524            363,188       194,034
Expense ratio (%)*                                                   1.30(d)            1.28          1.30
Expense ratio after expense reductions (%)*                          1.30(d)            1.28          1.29
Ratio of net investment income to average net assets (%)*            1.16(d)            0.47          0.65
Portfolio turnover rate (%)                                         32.30              86.31         65.61
*Reflects voluntary reduction of expenses of these amounts (%)       0.02(d)            0.05          0.18

                                                                                   Years ended June 30
                                                                 ---------------------------------------------
                                                                  2002(a)(i)     2001(a)(i)    2000(a)(i)
                                                                 ---------------------------------------------
Net asset value, beginning of period ($)                           18.53          13.68         15.80
                                                                   -----         ------         -----
  Net investment income ($)*                                        0.03           0.10          0.23
  Net realized and unrealized gain (loss) on investments ($)        0.46           5.62         (1.80)
                                                                   -----         ------        ------
Total from investment operations ($)                                0.49           5.72         (1.57)
                                                                   -----         ------        ------
  Dividends from net investment income ($)                            --          (0.20)        (0.33)
  Distributions from capital gains ($)                             (2.39)         (0.67)        (0.22)
                                                                  ------        -------        ------
Total distributions ($)                                            (2.39)         (0.87)        (0.55)
                                                                  ------        -------        ------
Net asset value, end of period ($)                                 16.63          18.53         13.68
                                                                  ======        =======        ======
Total return (%)(b)                                                 2.96          43.49         (9.89)
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                        242,113        107,448        68,019
Expense ratio (%)*                                                  1.26           1.27          1.27
Expense ratio after expense reductions (%)*                         1.25           1.25          1.26
Ratio of net investment income to average net assets (%)*           0.16           0.59          1.62
Portfolio turnover rate (%)                                        69.05         115.59         30.83
*Reflects voluntary reduction of expenses of these amounts (%)      0.15           0.28          0.23


                                   Class B(1)
--------------------------------------------------------------------------------

                                                                      Six months ended      Years ended June 30
                                                                     December 31, 2004   ------------------------
                                                                    (unaudited)(a)(g)(j)   2004(a)(f)    2003(a)
                                                                   ----------------------------------------------
Net asset value, beginning of period ($)                                 18.32               13.72       16.32
                                                                         -----               -----      ------
  Net investment income (loss) ($)*                                       0.04               (0.04)      (0.01)
  Net realized and unrealized gain (loss) on investments ($)              2.16                4.64       (1.87)
                                                                         -----              ------     -------
Total from investment operations ($)                                      2.20                4.60       (1.88)
                                                                         -----              ------     -------
  Dividends from net investment income ($)                                  --                  --          --
  Distributions from capital gains ($)                                   (0.52)                 --       (0.72)
                                                                        ------              ------     -------
Total distributions ($)                                                  (0.52)                 --       (0.72)
                                                                        ------              ------     -------
Net asset value, end of period ($)                                       20.00               18.32       13.72
                                                                        ======              ======     =======
Total return (%)(b)                                                      12.05(c)            33.53      (11.13)
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                              123,301             109,815      79,536
Expense ratio (%)*                                                        2.00(d)             1.98        2.00
Expense ratio after expense reductions (%)*                               2.00(d)             1.98        1.99
Ratio of net investment income (loss) to average net assets (%)*          0.47(d)            (0.24)      (0.05)
Portfolio turnover rate (%)                                              32.30               86.31       65.61
*Reflects voluntary reduction of expenses of these amounts (%)            0.02(d)             0.05        0.18


                                                                            Years ended June 30
                                                                ------------------------------------------
                                                                   2002(a)(i)     2001(a)(i)    2000(a)(i)
                                                                ------------------------------------------
Net asset value, beginning of period ($)                           18.35          13.58         15.70
                                                                   -----         ------        ------
  Net investment income (loss) ($)*                                (0.09)         (0.03)         0.13
  Net realized and unrealized gain (loss) on investments ($)        0.45           5.60         (1.80)
                                                                  ------       --------       -------
Total from investment operations ($)                                0.36           5.57         (1.67)
                                                                  ------       --------       -------
  Dividends from net investment income ($)                            --          (0.13)        (0.23)
  Distributions from capital gains ($)                             (2.39)         (0.67)        (0.22)
                                                                  ------       --------       -------
Total distributions ($)                                            (2.39)         (0.80)        (0.45)
                                                                  ------       --------       -------
Net asset value, end of period ($)                                 16.32          18.35         13.58
                                                                  ======       ========       =======
Total return (%)(b)                                                 2.20          42.51        (10.59)
Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                         91,416         25,957       10,043
Expense ratio (%)*                                                  1.96           1.97         2.01
Expense ratio after expense reductions (%)*                         1.95           1.95         2.00
Ratio of net investment income (loss) to average net assets (%)*   (0.52)         (0.18)        0.92
Portfolio turnover rate (%)                                        69.05         115.59        30.83
*Reflects voluntary reduction of expenses of these amounts (%)      0.14           0.28         0.23

                                     Class B
--------------------------------------------------------------------------------

                                                                  Six months ended         Years ended June 30
                                                                  December 31, 2004   ----------------------------
                                                               (unaudited)(a)(g)(h)(j)   2004(a)(f)(g)    2003(a)
                                                              ----------------------------------------------------
Net asset value, beginning of period ($)                               18.91             13.91            16.41
                                                                       -----             -----           ------
  Net investment income (loss) ($)*                                     0.17              0.31             0.09
  Net realized and unrealized gain (loss) on investments ($)            2.22              4.75            (1.87)
                                                                       -----             -----          -------
Total from investment operations ($)                                    2.39              5.06            (1.78)
                                                                       -----             -----          -------
  Dividends from net investment income ($)                             (0.43)            (0.06)              --
  Distributions from capital gains ($)                                 (0.52)               --            (0.72)
                                                                      ------            ------          -------
Total distributions ($)                                                (0.95)            (0.06)           (0.72)
                                                                      ------            ------          -------
Net asset value, end of period ($)                                     20.35             18.91            13.91
                                                                      ======            ======          =======
Total return (%)(b)                                                    12.78(c)          36.36           (10.44)
Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                            48,855             52,537           54,909
Expense ratio (%)*                                                     1.00(d)            0.98             1.21
Expense ratio after expense reductions (%)*                            1.00(d)            0.98             1.20
Ratio of net investment income (loss) to average net assets (%)*       1.73(d)            1.89             0.69
Portfolio turnover rate (%)                                           32.30              86.31            65.61
*Reflects voluntary reduction of expenses of these amounts (%)         0.02(d)            0.06             0.16

                                                                              Years ended June 30
                                                                  -------------------------------------------
                                                                      2002(a)(i)     2001(a)(i)  2000(a)(i)
                                                                  -------------------------------------------
Net asset value, beginning of period ($)                              18.44          13.63         15.74
                                                                      -----         ------        ------
  Net investment income (loss) ($)*                                   (0.10)         (0.01)         0.12
  Net realized and unrealized gain (loss) on investments ($)           0.46           5.61         (1.79)
                                                                     ------       --------       -------
Total from investment operations ($)                                   0.36           5.60         (1.67)
                                                                     ------       --------       -------
  Dividends from net investment income ($)                               --          (0.12)        (0.22)
  Distributions from capital gains ($)                                (2.39)         (0.67)        (0.22)
                                                                     ------       --------       -------
Total distributions ($)                                               (2.39)         (0.79)        (0.44)
                                                                     ------       --------       -------
Net asset value, end of period ($)                                    16.41          18.44         13.63
                                                                     ======       ========       =======
Total return (%)(b)                                                    2.19          42.59        (10.59)
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                            88,710         94,358        76,308
Expense ratio (%)*                                                     1.96           1.97          2.01
Expense ratio after expense reductions (%)*                            1.95           1.95          2.00
Ratio of net investment income (loss) to average net assets (%)*     (0.58)          (0.08)         0.87
Portfolio turnover rate (%)                                           69.05         115.59         30.83
*Reflects voluntary reduction of expenses of these amounts (%)         0.18           0.28          0.23

                             Class C
--------------------------------------------------------------------------------

                                                                      Six months ended    Years ended June 30
                                                                     December 31, 2004  ------------------------
                                                                    (unaudited)(a)(g)(j)  2004(a)(f)    2003(a)
                                                                   ---------------------------------------------
Net asset value, beginning of period ($)                                 18.40             13.78        16.38
                                                                         -----             -----       ------
  Net investment income (loss) ($)*                                       0.04             (0.04)       (0.01)
  Net realized and unrealized gain (loss) on investments                  2.17              4.66        (1.87)
                                                                         -----            ------      -------
Total from investment operations ($)                                      2.21              4.62        (1.88)
                                                                         -----            ------      -------
  Dividends from net investment income ($)                                 --                 --           --
  Distributions from capital gains ($)                                   (0.52)               --        (0.72)
                                                                        ------            ------      -------
Total distributions ($)                                                  (0.52)               --        (0.72)
                                                                        ------            ------      -------
Net asset value, end of period ($)                                       20.09             18.40        13.78
                                                                        ======            ======      =======
Total return (%)(b)                                                      12.05(c)          33.53       (11.09)
Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                              101,936            82,758       58,499
Expense ratio (%)*                                                        2.00(d)           1.98         2.00
Expense ratio after expense reductions (%)*                               2.00(d)           1.98         1.99
Ratio of net investment income (loss) to average net assets (%)*          0.46(d)          (0.24)       (0.04)
Portfolio turnover rate (%)                                              32.30             86.31        65.61
*Reflects voluntary reduction of expenses of these amounts (%)            0.02(d)           0.05         0.19

                                                                                   Years ended June 30
                                                                   -------------------------------------------
                                                                     2002(a)(i)     2001(a)(i)    2000(a)(i)
                                                                   -------------------------------------------
Net asset value, beginning of period ($)                               18.40          13.61        15.71
                                                                       -----         ------       ------
  Net investment income (loss) ($)*                                    (0.08)         (0.01)        0.12
  Net realized and unrealized gain (loss) on investments                0.45           5.59        (1.79)
                                                                      ------       --------      -------
Total from investment operations ($)                                    0.37           5.58        (1.67)
                                                                      ------       --------      -------
  Dividends from net investment income ($)                                --          (0.12)       (0.21)
  Distributions from capital gains ($)                                 (2.39)         (0.67)       (0.22)
                                                                      ------       --------      -------
Total distributions ($)                                                (2.39)         (0.79)       (0.43)
                                                                      ------       --------      -------
Net asset value, end of period ($)                                     16.38          18.40        13.61
                                                                      ======       ========      =======
Total return (%)(b)                                                     2.25          42.48       (10.57)
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                             62,505        14,062        10,661
Expense ratio (%)*                                                      1.96          1.97          2.01
Expense ratio after expense reductions (%)*                             1.95          1.95          2.00
Ratio of net investment income (loss) to average net assets (%)*       (0.51)         (0.09)        0.86
Portfolio turnover rate (%)                                            69.05        115.59         30.83
*Reflects voluntary reduction of expenses of these amounts (%)          0.13          0.28          0.23


12    State Street Research Mid-Cap Value Fund

                                     Class R
--------------------------------------------------------------------------------

                                                                 Six months ended      Years ended June 30
                                                                December 31, 2004   -------------------------
                                                               (unaudited)(a)(g)(j)   2004(a)     2003(a)(e)
                                                              -----------------------------------------------
Net asset value, beginning of period ($)                           18.81                14.09        12.06
                                                                   -----                -----        -----
  Net investment income ($)*                                        0.09                 0.05         0.03
  Net realized and unrealized gain (loss) on investments            2.21                 4.76         2.00
                                                                   -----                -----        -----
Total from investment operations ($)                                2.30                 4.81         2.03
                                                                   -----                -----        -----
  Dividends from net investment income ($)                         (0.10)               (0.09)          --
  Distributions from capital gains ($)                             (0.52)                  --           --
                                                                  ------               ------        -----
Total distributions ($)                                            (0.62)               (0.09)          --
                                                                  ------               ------        -----
Net asset value, end of period ($)                                 20.49                18.81        14.09
                                                                  ======               ======        =====
Total return (%)(b)                                                12.30(c)             34.23        16.83(c)
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                          4,578                2,384          117
Expense ratio (%)*                                                  1.50(d)              1.48         1.50(d)
Expense ratio after expense reductions (%)*                         1.50(d)              1.48         1.50(d)
Ratio of net investment income to average net assets (%)*           0.93(d)              0.30         0.83(d)
Portfolio turnover rate (%)                                        32.30                86.31        65.61
*Reflects voluntary reduction of expenses of these amounts (%)      0.02(d)              0.03         0.15(d)

                             Class S
--------------------------------------------------------------------------------

                                                                    Six months ended
                                                                   December 31, 2004  ------------------------
                                                                  (unaudited)(a)(g)(j)  2004(a)(f)    2003(a)
                                                                 ---------------------------------------------
Net asset value, beginning of period ($)                             18.99               14.19        16.68
                                                                     -----               -----       ------
  Net investment income ($)*                                          0.14                0.13         0.12
  Net realized and unrealized gain (loss) on investments              2.24                4.81        (1.89)
                                                                     -----               -----      -------
Total from investment operations ($)                                  2.38                4.94        (1.77)
                                                                     -----               -----      -------
  Dividends from net investment income ($)                           (0.12)              (0.14)          --
  Distributions from capital gains ($)                               (0.52)                --         (0.72)
                                                                    ------              ------      -------
Total distributions ($)                                              (0.64)              (0.14)       (0.72)
                                                                    ------              ------      -------
Net asset value, end of period ($)                                   20.73               18.99        14.19
                                                                    ======              ======      =======
Total return %(b)                                                    12.65(c)            34.83       (10.21)
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                           35,256              30,181       26,099
Expense ratio (%)*                                                    1.00(d)             0.98         1.00
Expense ratio after expense reductions (%)*                           1.00(d)             0.98         0.99
Ratio of net investment income to average net assets (%)*             1.48(d)             0.76         0.93
Portfolio turnover rate (%)                                          32.30               86.31        65.61
*Reflects voluntary reduction of expenses of these amounts (%)        0.02(d)             0.05         0.18

                                                                              Years ended June 30
                                                                 -------------------------------------------
                                                                   2002(a)(i)     2001(a)(i)    2000(a)(i)
                                                                 -------------------------------------------
Net asset value, beginning of period ($)                             18.54          13.68         15.79
                                                                     -----         ------         -----
  Net investment income ($)*                                          0.07           0.15          0.27
  Net realized and unrealized gain (loss) on investments              0.46           5.62         (1.79)
                                                                     -----         ------        ------
Total from investment operations ($)                                  0.53           5.77         (1.52)
                                                                     -----         ------        ------
  Dividends from net investment income ($)                              --          (0.24)        (0.37)
  Distributions from capital gains ($)                               (2.39)         (0.67)        (0.22)
                                                                    ------       --------        ------
Total distributions ($)                                              (2.39)         (0.91)        (0.59)
                                                                    ------       --------        ------
Net asset value, end of period ($)                                   16.68          18.54         13.68
                                                                    ======       ========        ======
Total return %(b)                                                     3.20          43.89         (9.58)
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------
Net assets at end of period ($ thousands)                           35,116         34,577        22,994
Expense ratio (%)*                                                    0.96           0.97          1.01
Expense ratio after expense reductions (%)*                           0.95           0.95          1.00
Ratio of net investment income to average net assets (%)*             0.42           0.90          1.87
Portfolio turnover rate (%)                                          69.05         115.59         30.83
*Reflects voluntary reduction of expenses of these amounts (%)        0.19           0.28          0.23

(a)  Per-share figures have been calculated using the average shares method.
(b) Does not reflect any front-end or contingent deferred sales charges. Total return would be lower if the distributor and its affiliates had not voluntarily reduced a portion of the fund's expenses.
(c)  Not annualized
(d)  Annualized
(e)  April 3, 2003 (commencement of share class) to June 30, 2003
(f) During the year ended June 30, 2004, the distributor made restitution payments to the fund as part of a settlement with the NASD. These payments had no effect on net realized and unrealized gain per share and increased the total return 0.03%.
(g) During the six months ended December 31, 2004, the adviser reimbursed the fund as part of an internal review regarding the use of fund brokerage commissions. This payment had no effect on net realized and unrealized gain on investments per share and total return.
(h) During the year ended June 30, 2004 and the six months ended December 31, 2004, the distributor reimbursed Class B shares of the fund the estimated excess of payments received over costs incurred under the 12b-1 plan. The effect of this reimbursement was to increase net investment income per share $0.19 and $0.04, respectively, increase the total return 1.14% and 0.21%, respectively and increase the ratio of net investment income to average net assets 1.14% and 0.74%, respectively.
(i)  Audited by other auditors
(j) During the six months ended December 31, 2004, the adviser reimbursed the fund for a corporate action processing error. The effect of this payment was to increase net investment income per share $0.01 and increase the total return 0.05%.

--------------------------------------------------------------------------------
REPORT ON
                                                 Special Meeting of Shareholders
--------------------------------------------------------------------------------

A Special Meeting of Shareholders of the State Street Research Mid-Cap Value Fund, a series of State Street Research Equity Trust, was convened on December 27, 2004 and continued on January 24, 2005 ("Meeting"). The results of the Meeting are set forth below.

                                                                                           Votes (millions of shares)
                                                                                        --------------------------------
Action on Proposal                                                                         For       Against     Abstain
------------------------------------------------------------------------------------------------------------------------
For All Classes of Mid-Cap Value Fund
 To approve an Agreement and Plan of Reorganization providing for the acquisition of all of the assets and certain stated liabilities of the State Street
 Research Mid-Cap Value Fund, a series of State Street Research Equity Trust, by
 the BlackRock Mid-Cap Value Equity Portfolio, a series of BlackRock Funds ..........      16.7        0.8         1.8


14    State Street Research Mid-Cap Value Fund

                                                                 ------------
[Logo]                                                            PRSRT STD
STATE STREET RESEARCH                                            U.S. POSTAGE
One Financial Center                                                 PAID
Boston, MA 02111-2690                                             PERMIT #6
                                                                  HUDSON, MA
                                                                 ------------














Investors should carefully consider the fund's investment objective, risks, charges and expenses before investing. The fund's prospectus contains more complete information on these and other matters. A prospectus for the fund is available through your financial professional or by calling toll-free 1-877-773-8637. Please read the prospectus carefully before investing.









This report must be accompanied or preceded by a current prospectus. "State Street Research Proxy Voting Policies and Procedures"--which describes how we vote proxies relating to portfolio securities-- is available upon request, free of charge, by calling the State Street Research Service Center toll-free at 1-87SSR-FUNDS (1-877-773-8637) or by accessing the U.S. Securities and Exchange Commission website at www.sec.gov.


Member NASD, SIPC
(c)2005 State Street Research Investment Services, Inc.
One Financial Center
Boston, MA 02111-2690
www.ssrfunds.com
CONTROL NUMBER (exp0806) SSR-LD                                   MCV-1226-0205

                               FORM N-CSR(2 OF 3)

ITEM 2: CODE OF ETHICS
        Not applicable for the reporting period.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT
        Not applicable for the reporting period.

ITEM 4: (PRINCIPAL ACCOUNTANT FEES AND SERVICES)
        Not applicable for the reporting period.

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS
        Not applicable.

ITEM 6: SCHEDULE OF INVESTMENTS
        Not applicable.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES & PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES:
        Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS
        Not applicable.

ITEM 9: SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

       The Governance Committee will consider nominees recommended by shareholders. Shareholders may submit recommendations to the attention of the Secretary of the Trust, State Street Research & Management Company, One Financial Center, 30th Floor, Boston, MA 02111.

ITEM 10: CONTROLS AND PROCEDURES

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting during the Registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.


ITEM 11: EXHIBITS

       (a)(1) Code of Ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH

       (a)(2) Certification for each principal executive and principal financial officer of the Registrant required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended
              (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.302CERT

      (b) Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                     State Street Research Equity Trust

                     By:     /s/ Richard S. Davis
                          ------------------------------------------------------
                             Richard S. Davis, President, Chairman and
                             Chief Executive Officer
                             Principal Executive Officer

                     Date    February 28, 2005
                          ------------------------------------------------------

                               FORM N-CSR(3 OF 3)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities, and on the dates indicated.

                     By:     /s/ Richard S. Davis
                          ------------------------------------------------------
                             Richard S. Davis, President, Chairman and
                             Chief Executive Officer
                             Principal Executive Officer

                     Date    February 28, 2005
                          ------------------------

                     By:     /s/ Douglas A. Romich
                          ------------------------------------------------------
                             Douglas A. Romich, Treasurer
                             Principal Financial Officer

                     Date    February 28, 2005
                          ------------------------